                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-07943

                            Nuveen Multistate Trust III
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           --------------

                        Date of fiscal year end: May 31
                                                 ------

                    Date of reporting period: November 30, 2005
                                              -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Semiannual Report dated November
                                               30, 2005
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Georgia Municipal Bond Fund
Nuveen Louisiana Municipal Bond Fund
Nuveen North Carolina Municipal Bond Fund
Nuveen Tennessee Municipal Bond Fund

[LOGO] Nuveen Investments

[PHOTO]



NOW YOU CAN RECEIVE YOUR
NUVEEN INVESTMENTS FUND REPORTS FASTER.

NO MORE WAITING.
SIGN UP TODAY TO RECEIVE NUVEEN INVESTMENTS FUND INFORMATION BY E-MAIL.
It only takes a minute to sign up for E-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready -- no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if your wish.

[LOGO]

IT'S FAST, EASY & FREE:
www.investordelivery.com
if you get your Nuveen Investments Fund dividends and statements from your financial advisor or brokerage account.

(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)
                                      OR
www.nuveen.com/accountaccess
if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.
[LOGO]

                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Managers' Comments and Fund Spotlight sections of this report.

With long-term interest rates still historically low, many have begun to wonder if interest rates will continue to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. St. Paul Travelers later sold the balance of its Nuveen shares to Nuveen or to others. These transactions had and will continue to have no impact on the investment objectives or management of your Fund.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

January 20, 2006



       "No one knows what the future will bring, which is why we think a well-balanced portfolio . . . is an important component in achieving your long-term financial goals."


                           Semiannual Report  Page 1

  Portfolio Managers' Comments

  Portfolio managers Scott Romans and Cathryn Steeves examine key investment strategies and the performance of the Nuveen Georgia, Louisiana, North Carolina, and Tennessee Municipal Bond Funds. Scott, who has 5 years of investment experience, began managing the Louisiana Fund in 2003. Cathryn has 9 years of investment experience and began managing the Georgia, North Carolina, and Tennessee Funds in 2004.

--------------------------------------------------------------------------------


How did the Funds perform during the six months ended November 30, 2005?

The table on the next page provides total-return performance information for the four Funds discussed in this report for the six-month, one-year, five-year, and 10-year periods ended November 30, 2005. Each Fund's performance is compared with the national Lehman Brothers Municipal Bond Index, as well as with its state-specific Lipper peer fund category average. The factors determining the performance of each Fund are discussed later in the report.

For Class A shares total-return on a net asset value basis, all four Funds underperformed the national Lehman Brothers Municipal Bond Index. The Tennessee Fund outperformed its Lipper peer group average, while North Carolina performed in-line with its Lipper peer group average, the Georgia and Louisiana Funds trailed theirs.

Although we believe that comparing the performance of state Funds with that of a national municipal index may offer some insights into how the Funds performed relative to the general municipal market, we also think that closely comparing the results of state Funds with a national average is imperfect since most of the national index's results come from out-of-state bonds.

What strategies were used to manage the Funds during the six months ended November 30, 2005? How did these strategies influence performance throughout the period?

In general, the four Funds benefited to the extent that they were overweighted in the parts of the municipal market that were performing well, such as relatively short-duration and lower-rated bonds. On the negative side, the Funds lagged when they were underweighted in short-duration and lower-rated bonds, or overweighted in struggling long-duration holdings. The Louisiana Fund's performance was influenced to an extent by Hurricane Katrina that struck the U.S. Gulf Coast region, an impact that will be described in more detail later in the report.

Because we were generally comfortable with the Funds' positioning, our trading activity tended to be modest throughout the reporting period, although the amount of activity varied by Fund and state market conditions. Our overall priority remained careful duration management. We sought to keep the Funds' level of interest rate risk within a target range. Our duration focus enabled the Funds to avoid excessive NAV volatility while rates were generally rising. Another ongoing emphasis was to manage the portfolios' credit risk. We continued to look for opportunities to keep the Funds diversified across multiple credit rating categories. When making new purchases, we generally favored intermediate-duration premium-coupon bonds, which we believed offered an attractive combination of return potential and defensiveness in the face of likely higher interest rates.

Nuveen Georgia Municipal Bond Fund

In the Nuveen Georgia Municipal Bond Fund, we looked for opportunities to lengthen the Fund's duration, which at the start of the year was shorter than we desired. Accordingly, we sold some of our recently advance refunded holdings whose durations had shortened substantially. With the sale proceeds, we bought intermediate bonds because we believed they provided the best

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

                           Semiannual Report  Page 2

Class A Shares--
Total Returns as of 11/30/05
--------------------------------------------------------------------------------

                                                     Average Annual
                                       Cumulative ---------------------
                                        6-Month   1-Year 5-Year 10-Year
                                       -          ---------------------
         Nuveen Georgia Municipal
           Bond Fund
           A Shares at NAV                 -0.25%  4.20%  5.81%   5.39%
          A Shares at Offer                -4.48% -0.13%  4.91%   4.93%
         Lipper Georgia Municipal Debt
           Funds Category Average/1/       -0.05%  2.82%  4.91%   4.77%
         Lehman Brothers Municipal
           Bond Index/2/                    0.36%  3.88%  5.92%   5.72%
         --------------------------------------------------------------

         Nuveen Louisiana Municipal
           Bond Fund
           A Shares at NAV                 -1.02%  2.96%  5.39%   5.12%
          A Shares at Offer                -5.22% -1.40%  4.49%   4.67%
         Lipper Louisiana Municipal
           Debt Funds Category
           Average/1/                      -0.62%  2.63%  5.03%   4.79%
         Lehman Brothers Municipal
           Bond Index/2/                    0.36%  3.88%  5.92%   5.72%
         --------------------------------------------------------------

         Nuveen North Carolina
           Municipal Bond Fund
           A Shares at NAV                  0.02%  3.79%  5.63%   5.01%
          A Shares at Offer                -4.18% -0.55%  4.72%   4.56%
         Lipper North Carolina
           Municipal Debt Funds
           Category Average/1/             -0.01%  2.95%  4.93%   4.66%
         Lehman Brothers Municipal
           Bond Index/2/                    0.36%  3.88%  5.92%   5.72%
         --------------------------------------------------------------

         Nuveen Tennessee Municipal
           Bond Fund
           A Shares at NAV                  0.02%  3.81%  5.88%   5.11%
          A Shares at Offer                -4.22% -0.56%  4.97%   4.66%
         Lipper Tennessee Municipal
           Debt Funds Category
           Average/1/                      -0.16%  2.74%  4.97%   4.90%
         Lehman Brothers Municipal
           Bond Index/2/                    0.36%  3.88%  5.92%   5.72%
         --------------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

available values for our shareholders. Recent new purchases included revenue bonds issued by the Savannah Economic Development Authority for the Armstrong Center and revenue bonds issued by the Private Colleges and Universities Authority for Emory University.

Nuveen Louisiana Municipal Bond Fund

The Nuveen Louisiana Municipal Bond Fund benefited most from its higher-coupon investments as well as from individual credits that were unaffected by Hurricane Katrina. The Fund's best-performing bond issue of the past six months was backed by tobacco industry revenues; these holdings did well as investors perceived declining litigation risk for tobacco companies. Another source of strong performance during the period was our holding in federally guaranteed high-coupon housing bonds.

The Louisiana Fund's worst-performing bonds during the period were those whose credit quality was adversely affected by Hurricane Katrina. However, these bonds represented a relatively small portion of Fund assets. At period end,
87.4 percent of the Fund was held in bonds that were either insured, federally guaranteed, escrowed, or issued by Puerto Rico and other territories that did not experience any storm damage; another 4 percent of the Fund was invested in tobacco bonds secured by the Master Settlement Agreement, and these bonds were also unaffected by hurricane activity. The Fund did not hold any uninsured bonds issued by the State of Louisiana, the City of New Orleans, or any of the local parishes affected by the hurricane. Regarding the remaining uninsured credits in the Fund, all appeared to be well supported by credit fundamentals. This unenhanced portion of the Fund was well-diversified, and our research team has been carefully investigating each of these credits to assess any potential credit impact.

                           Semiannual Report  Page 3

--------------------------------------------------------------------------------

1For each Fund, the Lipper category average shown represents the average annualized total return for all reporting funds for the periods ended
 November 30, 2005. The Lipper categories contained 29, 29, 26 and 23 funds in the Lipper Georgia Municipal Debt Funds Category, 13, 13, 12 and 9 funds in the Lipper Louisiana Municipal Debt Funds Category, 28, 26, 24 and 21 funds in the Lipper North Carolina Municipal Debt Funds Category and 14, 14, 14 and 8 funds in the Lipper Tennessee Municipal Debt Funds Category for the respective six-month, one-, five- and ten-year periods ended November 30, 2005. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

At period end, approximately two-thirds of the market value of the Fund consisted of bonds that were insured by AAA-rated bond insurers such as FSA, Ambac, MBIA, or FGIC. Each of these insurers is well-capitalized and guarantees the timely payment of principal and interest of the bonds they insure. The Fund's exposure to these bond insurers is also well diversified.

Beyond the insured bonds, another 11 percent consisted of housing bonds backed by guarantees from federal housing agencies such as Ginnie Mae or Fannie Mae. In the event individual homeowners either default on or prepay their mortgages, these federal agencies call the appropriate amount of bonds at par. At the time of Hurricane Katrina, less than 2 percent of the Fund was held in such guaranteed housing bonds issued by the New Orleans Home Mortgage Authority, and these bonds were currently priced at moderate premiums.
We are confident in the condition of the vast majority of the credits in the Fund, both its unenhanced and its insured bonds. Within the unenhanced portion of the Fund's holdings, our biggest concern has been with the Touro Infirmary, a BBB+ rated hospital located in New Orleans, which is a 2 percent holding of the Fund. Although the hospital was evacuated for a brief time at the beginning of September, it has since reopened its emergency room and is implementing a plan to restore all operations. For the near future, Touro is likely to be the only hospital operational out of seven in the Orleans Parish. Although there will undoubtedly be a variety of operational issues the hospital will face, it currently has more cash than debt on its books and its bonds are secured by a fully funded debt service reserve fund.

Nuveen North Carolina Municipal Bond Fund

The Nuveen North Carolina Municipal Bond Fund's somewhat shorter duration during the past six months had a generally positive impact on performance. In particular, the Fund was helped by its underexposure to longer bonds and its overexposure to short bonds. The portfolio also benefited from its overweighting in housing bonds, which, despite rising interest rates, performed well because of their relatively high levels of income. A modest negative impact came from the Fund's overweighting in insured bonds, which as a group did not perform well, and our underexposure to certain non-rated bonds, which rose in line with tightening credit spreads.

Our management approach in the North Carolina Fund was similar to that of the Georgia Fund. We looked for premium-coupon intermediate-duration bonds that we believed were attractively valued and that could help us meet our duration-management needs. However, with finding sufficient supply of suitable municipal bonds - especially lower-rated bonds - always a challenge in North Carolina, we were not particularly active during the period, and simply looked to take advantage of good opportunities whenever they came about. Among our recent new purchases were nonrated securities issued for National Gypsum, whose credit quality we believed was suitably strong and whose bonds we believed were attractively valued. Other purchases included insured bonds for the Raleigh Durham Airport as well as for the Charlotte Mecklenberg Hospital Authority.

Nuveen Tennessee Municipal Bond Fund

The Nuveen Tennessee Municipal Bond Fund's performance benefited as some of its portfolio holdings were advance refunded, meaning that their issuers refinanced the securities by issuing new debt, causing our bonds to be backed by very-high-quality investments. This process typically generates a significant initial price jump for the securities. The Fund also benefited from our hospital- and housing-bond holdings. On the negative side, the Fund's inverse floating-rate bonds lagged because of their long durations. Also detracting was our position in bonds issued by the Maury County Industrial Development Board for Saturn Corporation. Saturn, a division of General Motors was hurt by its parent company's financial troubles.


                           Semiannual Report  Page 4

Portfolio activity in the Tennessee Fund was limited for most of the period. We continued to look for suitable bonds in the intermediate part of the yield curve, although we found relatively few attractive opportunities. Toward the end of the period, the Fund's holdings in revenue bonds issued for Du Pont were called from the portfolio. With the proceeds of this transaction, we temporarily redeployed the assets in insured tax-exempt Puerto Rico Electric Power Authority bonds. This trade enabled us to stay invested, even as we monitored the Tennessee municipal market for suitable in-state opportunities.

Dividend Information

During the reporting period, the Nuveen Louisiana Municipal Bond Fund maintained its dividend, while the Nuveen Georgia, North Carolina and Tennessee Municipal Bond Funds experienced a dividend decrease. The reduction in dividend for the Georgia, North Carolina and Tennessee Funds reflected the low-interest-rate environment of the past several years. As bonds matured, were called, or were sold from the portfolio, the bonds purchased to replace the older holdings were generally offering lower prevailing yields.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income, as dividends to shareholders.

As of November 30, 2005, the Nuveen Georgia, Louisiana, North Carolina, and Tennessee Municipal Bond Funds had negative UNII for financial statement purposes and positive UNII balances for tax purposes.


                           Semiannual Report  Page 5

  Fund Spotlight as of 11/30/05               Nuveen Georgia Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $11.05   $11.07   $11.02   $11.02
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0380  $0.0310  $0.0330  $0.0400
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0361  $0.0361  $0.0361  $0.0361
      --------------------------------------------------------------------
      Inception Date                    3/27/86  2/18/97  1/04/94  2/14/97
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 11/30/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           4.20% -0.13%
                 ---------------------------------------------
                 5-Year                           5.81%  4.91%
                 ---------------------------------------------
                 10-Year                          5.39%  4.93%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           3.33% -0.67%
                 ---------------------------------------------
                 5-Year                           5.01%  4.84%
                 ---------------------------------------------
                 10-Year                          4.80%  4.80%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           3.56%
                 ---------------------------------------------
                 5-Year                           5.23%
                 ---------------------------------------------
                 10-Year                          4.82%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           4.33%
                 ---------------------------------------------
                 5-Year                           6.01%
                 ---------------------------------------------
                 10-Year                          5.54%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                4.13%  3.95%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.72%  3.56%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    5.51%  5.27%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.36%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.97%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.40%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.59%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.17%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.70%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.36%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.92%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.81%
                 ---------------------------------------------

                            Average Annual Total Returns as of 12/31/05
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             3.51%       -0.83%
                            -------------------------------------------
                            5-Year             5.45%        4.54%
                            -------------------------------------------
                            10-Year            5.37%        4.92%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             2.73%       -1.23%
                            -------------------------------------------
                            5-Year             4.65%        4.48%
                            -------------------------------------------
                            10-Year            4.78%        4.78%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             2.96%
                            -------------------------------------------
                            5-Year             4.87%
                            -------------------------------------------
                            10-Year            4.79%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             3.64%
                            -------------------------------------------
                            5-Year             5.64%
                            -------------------------------------------
                            10-Year            5.53%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $163,623
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    16.50
           ---------------------------------------------------------
           Average Duration                                     5.89
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2005.
2Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

                           Semiannual Report  Page 6

  Fund Spotlight as of 11/30/05               Nuveen Georgia Municipal Bond Fund

================================================================================


Bond Credit Quality/1/


         [CHART]

AAA/U.S. Guaranteed      66.8%
AA                       12.5%
A                         9.5%
BBB                       7.2%
BB or Lower               2.7%
NR                        1.3%

Sectors/1/

                    Healthcare                        22.1%
                    ---------------------------------------
                    Water and Sewer                   18.7%
                    ---------------------------------------
                    Education and Civic Organizations 12.5%
                    ---------------------------------------
                    Utilities                         10.0%
                    ---------------------------------------
                    U.S. Guaranteed                    9.0%
                    ---------------------------------------
                    Housing/Multifamily                7.9%
                    ---------------------------------------
                    Tax Obligation/General             5.9%
                    ---------------------------------------
                    Tax Obligation/Limited             5.1%
                    ---------------------------------------
                    Other                              8.8%
                    ---------------------------------------

1As a percentage of total holdings as of November 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/05) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/05)   $  997.50 $  992.90 $  994.80 $  997.60 $1,020.86 $1,017.10 $1,018.10 $1,021.86
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.21 $    7.94 $    6.95 $    3.20 $    4.26 $    8.04 $    7.03 $    3.24
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .84%, 1.59%, 1.39% and .64% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           Semiannual Report  Page 7

  Fund Spotlight as of 11/30/05             Nuveen Louisiana Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $11.17   $11.16   $11.14   $11.22
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0390  $0.0320  $0.0340  $0.0410
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0784  $0.0784  $0.0784  $0.0784
      --------------------------------------------------------------------
      Inception Date                    9/12/89  2/06/97  2/02/94  2/25/97
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 11/30/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           2.96% -1.40%
                 ---------------------------------------------
                 5-Year                           5.39%  4.49%
                 ---------------------------------------------
                 10-Year                          5.12%  4.67%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           2.21% -1.74%
                 ---------------------------------------------
                 5-Year                           4.60%  4.43%
                 ---------------------------------------------
                 10-Year                          4.53%  4.53%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           2.34%
                 ---------------------------------------------
                 5-Year                           4.80%
                 ---------------------------------------------
                 10-Year                          4.55%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           3.07%
                 ---------------------------------------------
                 5-Year                           5.67%
                 ---------------------------------------------
                 10-Year                          5.35%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                4.19%  4.01%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              4.10%  3.92%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    5.94%  5.68%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.44%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.35%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.86%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.66%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.55%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.14%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.39%
                 ---------------------------------------------
                 SEC 30-Day Yield                 4.30%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      6.23%
                 ---------------------------------------------

                            Average Annual Total Returns as of 12/31/05
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             2.48%       -1.81%
                            -------------------------------------------
                            5-Year             4.93%        4.02%
                            -------------------------------------------
                            10-Year            5.09%        4.64%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             1.73%       -2.17%
                            -------------------------------------------
                            5-Year             4.16%        3.99%
                            -------------------------------------------
                            10-Year            4.50%        4.50%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             1.95%
                            -------------------------------------------
                            5-Year             4.36%
                            -------------------------------------------
                            10-Year            4.52%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             2.77%
                            -------------------------------------------
                            5-Year             5.24%
                            -------------------------------------------
                            10-Year            5.33%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $103,054
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    18.02
           ---------------------------------------------------------
           Average Duration                                     6.40
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2005.
2Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31%.

                           Semiannual Report  Page 8

  Fund Spotlight as of 11/30/05             Nuveen Louisiana Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

         [CHART]

AAA/U.S. Guaranteed      82.1%
AA                        3.5%
A                         2.5%
BBB                      11.9%
Sectors/1/

                    Tax Obligation/Limited            25.9%
                    ---------------------------------------
                    Tax Obligation/General            16.4%
                    ---------------------------------------
                    Healthcare                        14.9%
                    ---------------------------------------
                    Education and Civic Organizations  9.9%
                    ---------------------------------------
                    Housing/Single Family              7.1%
                    ---------------------------------------
                    Utilities                          7.0%
                    ---------------------------------------
                    Consumer Staples                   4.2%
                    ---------------------------------------
                    Other                             14.6%
                    ---------------------------------------

1As a percentage of total holdings as of November 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/05) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/05)   $  989.80 $  986.10 $  987.20 $  990.00 $1,020.81 $1,017.05 $1,018.05 $1,021.81
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.24 $    7.97 $    6.97 $    3.24 $    4.31 $    8.09 $    7.08 $    3.29
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .85%, 1.60%, 1.40% and .65% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           Semiannual Report  Page 9

  Fund Spotlight as of 11/30/05        Nuveen North Carolina Municipal Bond Fund

================================================================================

    Quick Facts
                                        A Shares B Shares C Shares R Shares
    -----------------------------------------------------------------------
    NAV                                   $10.51   $10.53   $10.51   $10.54
    -----------------------------------------------------------------------
    Latest Monthly Dividend/1/           $0.0345  $0.0275  $0.0295  $0.0360
    -----------------------------------------------------------------------
    Latest Capital Gain Distribution/2/  $0.0648  $0.0648  $0.0648  $0.0648
    -----------------------------------------------------------------------
    Inception Date                       3/27/86  2/25/97 10/04/93  2/05/97
    -----------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 11/30/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           3.79% -0.55%
                 ---------------------------------------------
                 5-Year                           5.63%  4.72%
                 ---------------------------------------------
                 10-Year                          5.01%  4.56%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           2.97% -1.02%
                 ---------------------------------------------
                 5-Year                           4.85%  4.69%
                 ---------------------------------------------
                 10-Year                          4.42%  4.42%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           3.20%
                 ---------------------------------------------
                 5-Year                           5.08%
                 ---------------------------------------------
                 10-Year                          4.45%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           4.05%
                 ---------------------------------------------
                 5-Year                           5.87%
                 ---------------------------------------------
                 10-Year                          5.20%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                3.94%  3.77%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.54%  3.39%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    5.36%  5.14%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.13%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.80%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.24%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.37%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.99%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.53%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.10%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.74%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.67%
                 ---------------------------------------------

                            Average Annual Total Returns as of 12/31/05
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             3.41%       -0.96%
                            -------------------------------------------
                            5-Year             5.26%        4.36%
                            -------------------------------------------
                            10-Year            5.01%        4.56%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             2.59%       -1.36%
                            -------------------------------------------
                            5-Year             4.46%        4.30%
                            -------------------------------------------
                            10-Year            4.42%        4.42%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             2.83%
                            -------------------------------------------
                            5-Year             4.69%
                            -------------------------------------------
                            10-Year            4.43%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             3.57%
                            -------------------------------------------
                            5-Year             5.46%
                            -------------------------------------------
                            10-Year            5.19%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $227,808
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    16.58
           ---------------------------------------------------------
           Average Duration                                     5.35
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2005.
2Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 34%.

                          Semiannual Report  Page 10

  Fund Spotlight as of 11/30/05        Nuveen North Carolina Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

         [CHART]

AAA/U.S. Guaranteed      49.3%
AA                       35.7%
A                         6.8%
BBB                       6.7%
NR                        1.5%
Sectors/1/

                    Tax Obligation/Limited            23.7%
                    ---------------------------------------
                    Healthcare                        12.9%
                    ---------------------------------------
                    Utilities                         11.2%
                    ---------------------------------------
                    Housing/Single Family             10.4%
                    ---------------------------------------
                    Education and Civic Organizations  9.9%
                    ---------------------------------------
                    Transportation                     9.1%
                    ---------------------------------------
                    Water and Sewer                    7.9%
                    ---------------------------------------
                    U.S. Guaranteed                    6.2%
                    ---------------------------------------
                    Other                              8.7%
                    ---------------------------------------

1As a percentage of total holdings as of November 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/05) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/05)   $1,000.20 $  997.20 $  998.30 $1,001.90 $1,020.91 $1,017.15 $1,018.15 $1,021.91
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.16 $    7.91 $    6.91 $    3.16 $    4.20 $    7.99 $    6.98 $    3.19
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .83%, 1.58%, 1.38% and .63% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Semiannual Report  Page 11

  Fund Spotlight as of 11/30/05             Nuveen Tennessee Municipal Bond Fund

================================================================================

    Quick Facts
                                        A Shares B Shares C Shares R Shares
    -----------------------------------------------------------------------
    NAV                                   $11.30   $11.31   $11.30   $11.30
    -----------------------------------------------------------------------
    Latest Monthly Dividend/1/           $0.0375  $0.0305  $0.0325  $0.0395
    -----------------------------------------------------------------------
    Latest Capital Gain Distribution/2/  $0.0232  $0.0232  $0.0232  $0.0232
    -----------------------------------------------------------------------
    Inception Date                      11/02/87  2/25/97 10/04/93  2/06/97
    -----------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 11/30/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           3.81% -0.56%
                 ---------------------------------------------
                 5-Year                           5.88%  4.97%
                 ---------------------------------------------
                 10-Year                          5.11%  4.66%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           3.05% -0.92%
                 ---------------------------------------------
                 5-Year                           5.09%  4.93%
                 ---------------------------------------------
                 10-Year                          4.53%  4.53%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           3.27%
                 ---------------------------------------------
                 5-Year                           5.31%
                 ---------------------------------------------
                 10-Year                          4.54%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           4.02%
                 ---------------------------------------------
                 5-Year                           6.09%
                 ---------------------------------------------
                 10-Year                          5.28%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                3.98%  3.81%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.67%  3.51%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    5.44%  5.20%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.24%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.92%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.33%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.45%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.13%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.64%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.19%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.87%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.73%
                 ---------------------------------------------

                            Average Annual Total Returns as of 12/31/05
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             3.07%       -1.24%
                            -------------------------------------------
                            5-Year             5.55%        4.65%
                            -------------------------------------------
                            10-Year            5.07%        4.62%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             2.31%       -1.64%
                            -------------------------------------------
                            5-Year             4.77%        4.60%
                            -------------------------------------------
                            10-Year            4.48%        4.48%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             2.53%
                            -------------------------------------------
                            5-Year             4.96%
                            -------------------------------------------
                            10-Year            4.49%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             2.82%
                            -------------------------------------------
                            5-Year             5.74%
                            -------------------------------------------
                            10-Year            5.24%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $339,823
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    16.07
           ---------------------------------------------------------
           Average Duration                                     5.73
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2005.
2Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

                          Semiannual Report  Page 12

  Fund Spotlight as of 11/30/05             Nuveen Tennessee Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

         [CHART]

AAA/U.S. Guaranteed      63.6%
AA                       21.9%
BBB                      10.1%
BB or Lower               1.7%
NR                        2.7%
Sectors/1/

                          Tax Obligation/General 18.2%
                          ----------------------------
                          U.S. Guaranteed        15.8%
                          ----------------------------
                          Healthcare             15.4%
                          ----------------------------
                          Utilities              13.7%
                          ----------------------------
                          Tax Obligation/Limited  7.4%
                          ----------------------------
                          Water and Sewer         6.4%
                          ----------------------------
                          Housing/Single Family   6.2%
                          ----------------------------
                          Housing/Multifamily     4.7%
                          ----------------------------
                          Other                  12.2%
                          ----------------------------

1As a percentage of total holdings as of November 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/05) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/05)   $1,000.20 $  996.50 $  997.50 $1,001.20 $1,020.96 $1,017.20 $1,018.20 $1,021.96
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.11 $    7.86 $    6.86 $    3.11 $    4.15 $    7.94 $    6.93 $    3.14
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .82%, 1.57%, 1.37% and .62% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Semiannual Report  Page 13

Shareholder
               Meeting Report

The annual shareholder meeting was held on July 26, 2005, at The Northern Trust Bank, Chicago, Illinois.


--------------------------------------------------------------------------------

                                                       Nuveen    Nuveen         Nuveen     Nuveen
                                                      Georgia Louisiana North Carolina  Tennessee
                                                    Municipal Municipal      Municipal  Municipal
                                                         Bond      Bond           Bond       Bond
                                                         Fund      Fund           Fund       Fund
-------------------------------------------------------------------------------------------------
To approve the new investment management agreement
  For                                              12,458,046 9,147,660     16,965,794 26,340,340
  Against                                              57,255    55,668        144,496    114,580
  Abstain                                             304,350    82,646        147,786    281,654
-------------------------------------------------------------------------------------------------
Total                                              12,819,651 9,285,974     17,258,076 26,736,574
-------------------------------------------------------------------------------------------------

        ----------------------------------------------------------------
                                                                  Nuveen
                                                              Multistate
        Approval of the Board Members was reached as follows:  Trust III
        ----------------------------------------------------------------
                       Robert P. Bremner
                         For                                  65,615,856
                         Withhold                                484,420
        ----------------------------------------------------------------
                       Total                                  66,100,276
        ----------------------------------------------------------------
                       Lawrence H. Brown
                         For                                  65,634,412
                         Withhold                                465,864
        ----------------------------------------------------------------
                       Total                                  66,100,276
        ----------------------------------------------------------------
                       Jack B. Evans
                         For                                  65,611,619
                         Withhold                                488,657
        ----------------------------------------------------------------
                       Total                                  66,100,276
        ----------------------------------------------------------------
                       William C. Hunter
                         For                                  65,646,352
                         Withhold                                453,924
        ----------------------------------------------------------------
                       Total                                  66,100,276
        ----------------------------------------------------------------
                       David J. Kundert
                         For                                  65,642,717
                         Withhold                                457,559
        ----------------------------------------------------------------
                       Total                                  66,100,276
        ----------------------------------------------------------------
                       William J. Schneider
                         For                                  65,647,179
                         Withhold                                453,097
        ----------------------------------------------------------------
                       Total                                  66,100,276
        ----------------------------------------------------------------
                       Timothy R. Schwertfeger
                         For                                  65,643,901
                         Withhold                                456,375
        ----------------------------------------------------------------
                       Total                                  66,100,276
        ----------------------------------------------------------------

----
14

        ----------------------------------------------------------------
                                                                  Nuveen
                                                              Multistate
        Approval of the Board Members was reached as follows:  Trust III
        ----------------------------------------------------------------
                         Judith M. Stockdale
                           For                                65,637,115
                           Withhold                              463,161
        ----------------------------------------------------------------
                         Total                                66,100,276
        ----------------------------------------------------------------
                         Eugene S. Sunshine
                           For                                65,625,870
                           Withhold                              474,406
        ----------------------------------------------------------------
                         Total                                66,100,276
        ----------------------------------------------------------------

----
15

Portfolio of Investments (Unaudited)
NUVEEN GEORGIA MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.3%

 $     2,000 Cartersville Development Authority, Georgia, Water and        5/07 at 101.00        A+ $     2,059,960
              Wastewater Facilities Revenue Refunding Bonds, Anheuser
              Busch Companies Inc., Series 1997, 6.125%, 5/01/27
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 12.4%

             Bulloch County Development Authority, Georgia, Student
             Housing and Athletic Facility Lease Revenue Bonds, Georgia
             Southern University, Series 2004:
       1,625  5.250%, 8/01/22 - XLCA Insured                               8/14 at 100.00       Aaa       1,738,669
       1,700  5.250%, 8/01/23 - XLCA Insured                               8/14 at 100.00       Aaa       1,816,382

       1,400 Carrollton Payroll Development Authority, Georgia, Student    9/14 at 100.00       Aaa       1,461,936
              Housing Revenue Bonds, University of West Georgia, Series
              2004A, 5.000%, 9/01/21 - XLCA Insured

       1,235 Carrollton Payroll Development Authority, Georgia, Revenue    8/14 at 100.00       AAA       1,324,167
              Anticipation Certificates, University of West Georgia,
              Campus Center Project, Series 2004, 5.250%, 8/01/23 - MBIA
              Insured

       3,000 Fulton County Development Authority, Georgia, Revenue         4/12 at 100.00       AAA       3,100,350
              Bonds, Georgia Tech Athletic Association, Series 2001,
              5.125%, 10/01/32 - AMBAC Insured

       1,835 Fulton County Development Authority, Georgia, Revenue         5/14 at 100.00       AAA       1,991,397
              Bonds, Georgia Tech Molecular Science Building, Series
              2004, 5.250%, 5/01/17 - MBIA Insured

         270 Private Colleges and Universities Authority, Georgia,        12/05 at 101.00       AAA         273,370
              Revenue Bonds, Spelman College, Series 1994, 6.200%,
              6/01/14 - FGIC Insured

       2,500 Private Colleges and Universities Authority, Georgia,         9/15 at 100.00        AA       2,690,675
              Revenue Bonds, Emory University, Series 2005A, 5.000%,
              9/01/17

       2,190 Savannah Economic Development Authority, Georgia, Revenue    12/15 at 100.00       AAA       2,251,649
              Bonds, Armstrong Center LLC, Series 2005A, 5.000%,
              12/01/34 - XLCA Insured

       3,535 Savannah Economic Development Authority, Georgia, Revenue     7/15 at 100.00       AAA       3,675,446
              Bonds, Armstrong Atlantic State University, Compass Point
              LLC Project, Series 2005, 5.000%, 7/01/25 - XLCA Insured
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 22.0%

       3,150 Baldwin County Hospital Authority, Georgia, Revenue Bonds,   12/08 at 102.00       BB+       2,909,781
              Oconee Regional Medical Center, Series 1998, 5.375%,
              12/01/28

       4,200 Chatham County Hospital Authority, Savannah, Georgia,         7/11 at 101.00        A-       4,580,478
              Hospital Revenue Improvement Bonds, Memorial Health
              University Medical Center Inc., Series 2001A, 6.125%,
              1/01/24

       6,000 Clarke County Hospital Authority, Georgia, Hospital Revenue   1/09 at 101.00       AAA       6,266,280
              Certificates, Athens Regional Medical Center Project,
              Series 1999, 5.250%, 1/01/29 - MBIA Insured

       1,885 Coffee County Hospital Authority, Georgia, Revenue Bonds,     1/14 at 100.00      BBB+       1,949,128
              Coffee County Regional Medical Center, Series 2004,
              5.000%, 12/01/16

       3,000 Gainesville and Hall County Hospital Authority, Georgia,      5/11 at 100.00        A-       3,083,070
              Revenue Anticipation Certificates, Northeast Georgia
              Health Services Inc., Series 2001, 5.500%, 5/15/31

       7,150 Gwinnett County Hospital Authority, Georgia, Revenue          2/12 at 102.00       AAA       7,555,405
              Anticipation Certificates, Gwinnett Hospital System Inc.
              Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured

       1,625 Henry County Hospital Authority, Georgia, Revenue             7/14 at 101.00       Aaa       1,716,569
              Certificates, Henry Medical Center, Series 2004, 5.000%,
              7/01/21 - MBIA Insured

       2,240 Richmond County Development Authority, Georgia, Revenue      12/14 at 100.00       AAA       2,340,173
              Bonds, Medical College of Georgia, Cancer Research Center
              Project, Series 2004A, 5.000%, 12/15/24 - AMBAC Insured

       2,250 Royston Hospital Authority, Georgia, Revenue Anticipation     7/09 at 102.00       N/R       2,097,157
              Certificates, Ty Cobb Healthcare System Inc., Series 1999,
              6.500%, 7/01/27

       3,250 Savannah Hospital Authority, Georgia, Revenue Bonds, St.      1/14 at 100.00        AA       3,380,033
              Joseph's/Candler Health System, Series 2003, 5.250%,
              7/01/23 - RAAI Insured
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 7.8%

       2,245 DeKalb County Housing Authority, Georgia, Multifamily        12/11 at 100.00       AAA       2,311,991
              Housing Revenue Bonds, Green of Stonecrest Apartments,
              Series 2001A-1, 5.550%, 12/01/34 (Alternative Minimum Tax)
              - AMBAC Insured

       5,000 Fulton County Development Authority, Georgia, Revenue         9/11 at 102.00       AAA       5,304,250
              Bonds, Georgia State University - TUFF/Atlanta Housing
              LLC, Series 2001A, 5.250%, 9/01/32 - AMBAC Insured

----
16

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

 $     4,715 Lawrenceville Housing Authority, Georgia, FNMA Multifamily      No Opt. Call       AAA $     5,129,731
              Housing Revenue Bonds, Knollwood Park Apartments, Series
              1997, 6.250%, 12/01/29 (Alternative Minimum Tax)
              (Mandatory put 6/01/15)
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.3%

             Fulton County Housing Authority, Georgia, GNMA
             Mortgage-Backed Securities Program Single Family Mortgage
             Revenue Refunding Bonds, Series 1996A:
         100  6.125%, 9/01/18 (Alternative Minimum Tax)                    9/06 at 102.00       AAA         100,490
         150  6.200%, 9/01/27 (Alternative Minimum Tax)                    9/06 at 102.00       AAA         154,182

       3,710 Georgia Housing and Finance Authority, Single Family         12/10 at 100.00       AAA       3,813,620
              Mortgage Resolution 1 Bonds, Series 2001A-2, 5.700%,
              12/01/31 (Alternative Minimum Tax)

       1,325 Georgia Housing and Finance Authority, Single Family         12/11 at 100.00       AAA       1,365,466
              Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Materials - 3.5%

       1,500 Effingham County Industrial Development Authority, Georgia,   6/11 at 101.00       Ba2       1,515,795
              Pollution Control Revenue Refunding Bonds, Georgia-Pacific
              Project, Series 2001, 6.500%, 6/01/31

       2,000 Richmond County Development Authority, Georgia,               2/12 at 101.00       BBB       2,081,820
              Environmental Improvement Revenue Refunding Bonds,
              International Paper Company, Series 2002A, 6.000%, 2/01/25
              (Alternative Minimum Tax)

       1,000 Savannah Economic Development Authority, Georgia, Pollution     No Opt. Call      Baa2       1,112,550
              Control Revenue Bonds, Union Camp Corporation, Series
              1995, 6.150%, 3/01/17

       1,000 Wayne County Development Authority, Georgia, Pollution        5/06 at 100.00       Baa       1,000,500
              Control Revenue Refunding Bonds, ITT Rayonier Inc., Series
              1993, 6.100%, 11/01/07
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.2%

       3,630 Georgia, General Obligation Bonds, Series 2002D, 5.000%,      8/12 at 100.00       AAA       3,870,451
              8/01/18

       3,000 Jackson County School District, Georgia, General Obligation   3/15 at 100.00       AAA       3,143,550
              Bonds, Series 2005, 5.000%, 3/01/25 - MBIA Insured

       1,500 Puerto Rico, General Obligation and Public Improvement        7/14 at 100.00       BBB       1,558,740
              Bonds, Series 2004A, 5.250%, 7/01/23
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 5.0%

         505 Burke County Development Authority, Georgia, Industrial       2/06 at 100.00        A3         506,576
              Development Revenue Bonds, Georgia Safe Corporation
              Project, Series 1991, 7.500%, 2/01/11 (Alternative Minimum
              Tax)

         960 Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb       1/14 at 100.00       AAA       1,009,805
              County, Georgia, Revenue Bonds, Performing Arts Center,
              Series 2004, 5.000%, 1/01/22

       1,605 Macon-Bibb County Urban Development Authority, Georgia,       8/12 at 101.00         A       1,689,439
              Revenue Bonds, City of Macon Projects, Series 2002A,
              5.000%, 8/01/17

       2,765 Metropolitan Atlanta Rapid Transit Authority, Georgia,          No Opt. Call        AA       3,239,668
              Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%,
              7/01/18

         500 Metropolitan Atlanta Rapid Transit Authority, Georgia,          No Opt. Call       AAA         593,470
              Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%,
              7/01/20 - AMBAC Insured

       1,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA       1,184,780
              Transportation Authority, Series 1996Z, 6.000%, 7/01/18 -
              FSA Insured
-------------------------------------------------------------------------------------------------------------------
             Transportation - 0.6%

       1,000 Atlanta, Georgia, Airport Facilities Revenue Refunding        1/07 at 101.00       AAA       1,027,490
              Bonds, Series 1996, 5.250%, 1/01/10 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 9.0%

       1,015 Atlanta, Georgia, Water and Wastewater Revenue Bonds,         5/09 at 101.00       AAA       1,075,616
              Series 1999A, 5.000%, 11/01/38 (Pre-refunded to 5/01/09) -
              FGIC Insured

         465 Cherokee County Water and Sewerage Authority, Georgia,          No Opt. Call       AAA         520,223
              Revenue Bonds, Series 1985, 9.750%, 8/01/09 - MBIA Insured

       4,000 Fulton County Housing Authority, Georgia, Multifamily         7/08 at 100.00       AAA       4,267,040
              Housing Revenue Bonds, Concorde Place Apartments Project,
              Series 1996A, 6.375%, 1/01/27 (Alternative Minimum
              Tax) (Pre-refunded to 7/01/08)

----
17

Portfolio of Investments (Unaudited)
NUVEEN GEORGIA MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** (continued)

 $     1,000 Private Colleges and University Facilities Authority,           No Opt. Call       AAA $     1,179,990
              Georgia, Revenue Bonds, Mercer University, Series 1991,
              6.500%, 11/01/15 - MBIA Insured

       6,000 Rockdale County Water and Sewerage Authority, Georgia,        1/10 at 101.00       AAA       6,485,100
              Revenue Bonds, Series 1999A, 5.375%, 7/01/29 (Pre-refunded to 1/01/10) - MBIA Insured

       1,055 Upper Oconee Basin Water Authority, Georgia, Revenue Bonds,   7/08 at 102.00       AAA       1,123,733
              Series 1997, 5.250%, 7/01/27 (Pre-refunded to 7/01/08) -
              FGIC Insured
-------------------------------------------------------------------------------------------------------------------
             Utilities - 9.9%

         465 Camden County Solid Waste Management Authority, Georgia,      3/12 at 100.00       Aaa         496,839
              Revenue Bonds, Series 2002, 5.000%, 3/01/21 - MBIA Insured

       3,750 Coweta County Development Authority, Georgia, Revenue         1/13 at 100.00       Aaa       4,022,288
              Bonds, Newnan Water and Sewer, and Light Commission
              Project, Series 2002, 5.250%, 1/01/22 - FGIC Insured

       2,110 Fairburn, Georgia, Combined Utility Revenue Bonds, Series    10/10 at 101.00       BBB       2,223,898
              2000, 5.750%, 10/01/20

       1,500 Georgia Municipal Electric Authority, General Power Revenue   1/15 at 100.00        A+       1,757,850
              Bonds, Series 1992B, 6.375%, 1/01/16

       1,000 Georgia Municipal Electric Authority, General Power Revenue   1/10 at 100.00       AAA       1,080,680
              Bonds, Series 1993Z, 5.500%, 1/01/12 - FSA Insured

             Monroe County Development Authority, Georgia, Pollution
             Control Revenue Bonds, Oglethorpe Power Corporation -
             Scherer Plant, Series 1992A:
         500  6.750%, 1/01/10                                                No Opt. Call         A         556,215
       1,000  6.800%, 1/01/12                                                No Opt. Call         A       1,153,090

       3,000 Municipal Electric Authority of Georgia, Project One          1/13 at 100.00       AAA       3,138,930
              Subordinated Lien Revenue Bonds, Series 2003A, 5.000%,
              1/01/22 - MBIA Insured

       1,675 Summerville, Georgia, Combined Public Utility System          1/12 at 101.00      Baa3       1,779,252
              Revenue Refunding and Improvement Bonds, Series 2002,
              5.750%, 1/01/22
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 18.6%

       7,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,           No Opt. Call       AAA       7,889,350
              Series 1999A, 5.500%, 11/01/22 - FGIC Insured

       2,185 Augusta, Georgia, Water and Sewerage Revenue Bonds, Series   10/12 at 100.00       AAA       2,370,506
              2002, 5.375%, 10/01/19 - FSA Insured

             Brunswick, Georgia, Water and Sewerage Revenue Refunding
             and Improvement Bonds, Series 1992:
         500  6.000%, 10/01/11 - MBIA Insured                                No Opt. Call       AAA         547,015
         400  6.100%, 10/01/19 - MBIA Insured                                No Opt. Call       AAA         477,760

             Columbia County, Georgia, Water and Sewerage Revenue Bonds,
             Series 2004:
       1,000  5.000%, 6/01/20 - FSA Insured                                6/14 at 100.00       AAA       1,058,540
       1,000  5.000%, 6/01/22 - FSA Insured                                6/14 at 100.00       AAA       1,052,690

       1,500 Coweta County Water and Sewer Authority, Georgia, Revenue     6/11 at 102.00       Aaa       1,605,360
              Bonds, Series 2001, 5.250%, 6/01/26 - AMBAC Insured

       2,750 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,    10/10 at 101.00        AA       2,937,083
              Series 2000, 5.375%, 10/01/35

       2,500 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,    10/13 at 100.00        AA       2,614,375
              Series 2003A, 5.000%, 10/01/23

       1,000 Douglasville-Douglas County Water and Sewer Authority,       12/15 at 100.00       AAA       1,037,060
              Georgia, Water and Sewer Revenue Bonds, Series 2005,
              5.000%, 6/01/29 - MBIA Insured

       1,175 Fayette County, Georgia, Water Revenue Bonds, Series 2002,   10/12 at 100.00       AAA       1,238,145
              5.000%, 10/01/20 - FSA Insured

         970 Fulton County, Georgia, Water and Sewerage Revenue Bonds,     1/14 at 100.00       AAA       1,018,966
              Series 2004, 5.000%, 1/01/22 - FGIC Insured

       5,000 Macon Water Authority, Georgia, Water and Sewer Revenue      10/11 at 101.00       AA-       5,423,450
              Bonds, Series 2001B, 5.375%, 10/01/18

       1,000 Midgeville, Georgia, Water and Sewerage Revenue Refunding       No Opt. Call       AAA       1,152,235
              Bonds, Series 1996, 6.000%, 12/01/16 - FSA Insured
-------------------------------------------------------------------------------------------------------------------
 $   151,765 Total Long-Term Investments (cost $154,070,517) - 98.6%                                    161,259,718
-------------------------------------------------------------------------------------------------------------------
------------

----
18

   Principal                                                                Optional Call                    Market
Amount (000)   Description                                                    Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
               Short-Term Investments - 0.6%

 $     1,000   Puerto Rico Government Development Bank, Adjustable                           VMIG-1 $     1,000,000
                Refunding Bonds, Variable Rate Demand Obligations, Series
                1985, 2.850%, 12/01/15 - MBIA Insured+
-------------------------------------------------------------------------------------------------------------------
 $     1,000   Total Short-Term Investments (cost $1,000,000)                                             1,000,000
-------------------------------------------------------------------------------------------------------------------
------------
               Total Investments (cost $155,070,517) - 99.2%                                            162,259,718
               ---------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 0.8%                                                       1,362,995
               ---------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                    $   163,622,713
               ---------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
           N/RInvestment is not rated.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                See accompanying notes to financial statements.

----
19

Portfolio of Investments (Unaudited)
NUVEEN LOUISIANA MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 4.2%

             Tobacco Settlement Financing Corporation, Louisiana,
             Tobacco Settlement Asset-Backed Bonds, Series 2001B:
 $     3,235  5.500%, 5/15/30                                              5/11 at 101.00       BBB $     3,295,559
       1,000  5.875%, 5/15/39                                              5/11 at 101.00       BBB       1,030,690
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 9.8%

       1,500 Calcasieu Parish Public Trust Authority, Louisiana, Student   5/11 at 101.00       AAA       1,556,565
              Housing Lease Revenue Bonds, McNeese State University,
              Series 2001, 5.250%, 5/01/33 - MBIA Insured

       2,000 Lafayette Public Trust Financing Authority, Louisiana,       10/12 at 102.00       AAA       2,071,380
              Revenue Bonds, Ragin' Cajun Facilities Inc. Project,
              Series 2002, 5.000%, 10/01/22 - MBIA Insured

       2,525 Louisiana Local Government Environmental Facilities and      12/12 at 100.00       AAA       2,714,325
              Community Development Authority, Revenue Bonds, Baton
              Rouge Community College Facilities Corporation, Series
              2002, 5.375%, 12/01/21 - MBIA Insured

       1,675 Louisiana Local Government Environmental Facilities and       8/14 at 100.00       Aaa       1,726,573
              Community Development Authority, Revenue Bonds,
              Southeastern Louisiana University Student Housing
              Facilities Inc., Series 2004A, 5.000%, 8/01/27 - MBIA
              Insured

       2,000 Louisiana Public Facilities Authority, Revenue Bonds,         7/12 at 100.00       AAA       2,052,020
              Tulane University, Series 2002A, 5.125%, 7/01/27 - AMBAC
              Insured
-------------------------------------------------------------------------------------------------------------------
             Energy - 1.7%

         500 Louisiana Offshore Terminal Authority, Deepwater Port        10/08 at 100.00         A         503,960
              Revenue Refunding Bonds, LOOP Inc. Project, Series 1998,
              5.200%, 10/01/18

       1,200 St. Bernard Parish, Louisiana, Exempt Facility Revenue       11/06 at 102.00       AAA       1,247,196
              Bonds, Mobil Oil Corporation, Series 1996, 5.900%,
              11/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 14.8%

       2,000 Louisiana Public Facilities Authority, Hospital Revenue       8/15 at 100.00        A+       2,041,780
              Bonds, Franciscan Missionaries of Our Lady Health System,
              Series 2005A, 5.250%, 8/15/32

       1,800 Louisiana Public Facilities Authority, Hospital Revenue         No Opt. Call       AAA       2,076,696
              Bonds, Franciscan Missionaries of Our Lady Health System,
              Series 1998A, 5.750%, 7/01/25 - FSA Insured

       1,600 Louisiana Public Facilities Authority, Hospital Revenue       1/08 at 102.00      BBB+       1,536,768
              Refunding Bonds, Lincoln Health System, Series 1998,
              5.150%, 1/01/19

       2,300 Louisiana Public Facilities Authority, Hospital Revenue       8/09 at 101.00      BBB+       2,235,301
              Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29

       2,615 Louisiana Public Facilities Authority, Revenue Bonds, Baton   7/14 at 100.00       AAA       2,738,114
              Rouge General Hospital, Series 2004, 5.250%, 7/01/24 -
              MBIA Insured

       3,400 Louisiana Public Facilities Authority, Health Facilities        No Opt. Call       Aa1       3,577,684
              Revenue Refunding Bonds, Sisters of Mercy Health System of
              St. Louis Inc., Series 1993A, 5.000%, 6/01/19

       1,000 Terrebonne Parish Hospital Service District 1, Louisiana,     4/08 at 102.00       AAA       1,031,280
              Hospital Revenue Bonds, Terrebonne General Medical Center,
              Series 1998, 5.375%, 4/01/28 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.1%

       1,000 Louisiana Local Government Environmental Facilities and       6/12 at 105.00       Aaa       1,098,810
              Community Development Authority, GNMA Collateralized
              Mortgage Revenue Refunding Bonds, Sharlo Apartments,
              Series 2002A, 6.500%, 6/20/37
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 7.0%

       1,220 Calcasieu Parish Public Trust Authority, Louisiana, Single    4/11 at 105.00       Aaa       1,254,819
              Family Mortgage Revenue Refunding Bonds, Series 2001A,
              6.050%, 4/01/32 (Alternative Minimum Tax)

         690 East Baton Rouge Mortgage Finance Authority, Louisiana,      10/07 at 102.00       Aaa         694,540
              GNMA/FNMA Mortgage-Backed Securities Program Family
              Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%,
              10/01/30 (Alternative Minimum Tax)

         495 Jefferson Parish Home Mortgage Authority, Louisiana, Single   6/10 at 105.00       Aaa         497,826
              Family Mortgage Revenue Bonds, Series 2000C-1, 7.250%,
              6/01/32 (Alternative Minimum Tax)

----
20

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Housing/Single Family (continued)

 $       420   Louisiana Housing Finance Agency, Single Family Mortgage      6/07 at 102.00       Aaa $       423,545
                Revenue Bonds, Series 1997B-1, 5.500%, 12/01/22

         315   Louisiana Housing Finance Agency, Single Family Mortgage      6/07 at 102.00       Aaa         317,914
                Revenue Bonds, Series 1997B-2, 5.600%, 6/01/17
                (Alternative Minimum Tax)

         435   Louisiana Housing Finance Agency, Single Family Mortgage      6/10 at 101.00       Aaa         440,398
                Revenue Bonds, Series 2000D-2, 7.050%, 6/01/31
                (Alternative Minimum Tax)

         350   Louisiana Public Facilities Authority, Single Family          8/07 at 102.00       Aaa         359,618
                Mortgage Revenue Refunding Bonds, Series 1997B, 5.750%,
                8/01/31

         490   New Orleans Home Mortgage Authority, Louisiana, Single       12/06 at 102.00       Aaa         494,787
                Family Mortgage Revenue Bonds, Series 1996A, 6.100%,
                12/01/29 (Alternative Minimum Tax)

         630   New Orleans Home Mortgage Authority, Louisiana, Single       12/07 at 102.00       Aaa         635,513
                Family Mortgage Revenue Bonds, Series 1997A, 5.850%,
                12/01/30 (Alternative Minimum Tax)

         855   New Orleans Home Mortgage Authority, Louisiana, Single       12/08 at 101.00       Aaa         859,104
                Family Mortgage Revenue Refunding Bonds, Series 1998B-2,
                5.200%, 12/01/21 (Alternative Minimum Tax)

         820   Rapides Finance Authority, Louisiana, GNMA/FNMA               6/08 at 102.00       Aaa         831,644
                Mortgage-Backed Securities Program Single Family Mortgage
                Revenue Bonds, Series 1998A, 5.450%, 12/01/30 (Alternative
                Minimum Tax)

         390   Rapides Finance Authority, Louisiana, GNMA/FNMA               6/08 at 102.00       Aaa         397,695
                Mortgage-Backed Securities Program Single Family Mortgage
                Revenue Refunding Bonds, Series 1998B, 5.350%, 6/01/26
---------------------------------------------------------------------------------------------------------------------
               Long-Term Care - 3.0%

       3,000   Louisiana Housing Finance Agency, GNMA Collateralized         3/06 at 103.00       AAA       3,087,090
                Mortgage Revenue Bonds, St. Dominic Assisted Care
                Facility, Series 1995, 6.950%, 9/01/36
---------------------------------------------------------------------------------------------------------------------
               Materials - 1.2%

       1,250   DeSoto Parish, Louisiana, Environmental Improvement Revenue  11/08 at 101.00       BBB       1,265,700
                Bonds, International Paper Company Project, Series 1998A,
                5.600%, 11/01/22 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 16.3%

       1,000   New Orleans, Louisiana, General Obligation Bonds, Series        No Opt. Call       AAA       1,086,330
                1998, 5.500%, 12/01/21 - FGIC Insured

       2,000   New Orleans, Louisiana, General Obligation Refunding Bonds,     No Opt. Call       AAA       1,621,520
                Series 1991, 0.000%, 9/01/10 - AMBAC Insured

               New Orleans, Louisiana, General Obligation Bonds, Series
               2005:
       2,285    5.000%, 3/01/18 - MBIA Insured                               3/15 at 100.00       AAA       2,378,434
       3,170    5.250%, 12/01/25 - MBIA Insured                             12/15 at 100.00       AAA       3,345,428

      13,875   Orleans Parish School Board, Louisiana, General Obligation      No Opt. Call       AAA       8,349,004
                Refunding Bonds, Series 1991, 0.000%, 2/01/15 - FGIC
                Insured
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 25.8%

               Ernest N. Morial-New Orleans Exhibition Hall Authority,
               Louisiana, Special Tax Revenue Bonds, Senior Subordinate
               Series 2003A:
         560    5.250%, 7/15/19 - AMBAC Insured                              7/13 at 100.00       AAA         587,009
       1,000    5.250%, 7/15/22 - AMBAC Insured                                No Opt. Call       AAA       1,044,950

               Ernest N. Morial-New Orleans Exhibition Hall Authority,
               Louisiana, Special Tax Revenue Bonds, Senior Subordinate
               Series 2004:
       2,525    5.000%, 7/15/15 - AMBAC Insured                              7/14 at 101.00       AAA       2,651,604
       2,000    5.000%, 7/15/21 - AMBAC Insured                              7/14 at 101.00       AAA       2,059,200

         335   Ernest N. Morial-New Orleans Exhibition Hall Authority,       7/06 at 101.00       AAA         340,615
                Louisiana, Special Tax Bonds, Series 1996C, 5.600%,
                7/15/25 - MBIA Insured

       1,000   Jefferson Sales Tax District, Jefferson Parish, Louisiana,   12/11 at 100.00       AAA       1,025,780
                Special Sales Tax Revenue Bonds, Series 2001, 5.000%,
                12/01/22 - AMBAC Insured

       2,650   Jefferson Sales Tax District, Jefferson Parish, Louisiana,   12/12 at 100.00       AAA       2,785,309
                Special Sales Tax Revenue Refunding Bonds, Series 2002,
                5.250%, 12/01/22 - AMBAC Insured

       5,250   Louisiana Local Government Environmental Facilities and         No Opt. Call       AAA       5,779,725
                Community Development Authority, Revenue Bonds, Capital
                Projects and Equipment Acquisition Program, Series
                2000A, 6.300%, 7/01/30 - AMBAC Insured (a)

----
21

Portfolio of Investments (Unaudited)
NUVEEN LOUISIANA MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited (continued)

 $     1,000   Louisiana Local Government Environmental Facilities and       4/15 at 100.00       AAA $     1,051,530
                Community Development Authority, Revenue Bonds, Ascension
                Parish Library Project, Series 2005, 5.250%, 4/01/35 -
                AMBAC Insured

               Louisiana State Office Facilities Corporation, Lease
               Revenue Bonds, State Capitol Complex Program, Series 1999A:
       1,000    5.250%, 3/01/17 - MBIA Insured                               3/09 at 101.00       AAA       1,054,810
       1,000    5.250%, 3/01/18 - MBIA Insured                               3/09 at 101.00       AAA       1,054,810

       1,000   Louisiana State Office Facilities Corporation, Lease         11/13 at 100.00       AAA       1,038,700
                Revenue Bonds, State Capitol Complex Program, Series 2003,
                5.000%, 11/01/21 - MBIA Insured

       2,000   Louisiana, Gasoline and Fuels Tax Revenue Bonds, Series       5/15 at 100.00       AAA       2,148,220
                2005A, 5.250%, 5/01/20 - FGIC Insured

       1,000   University of Louisiana System, Lafayette City and Parish,    9/09 at 102.00       AAA       1,104,460
                Lease Revenue Bonds, Cajundome Convention Center, Series
                2000, 6.250%, 9/01/29 - MBIA Insured

       2,500   Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00       BBB       2,785,625
                Taxes Loan Note, Series 1999A, 6.375%, 10/01/19
---------------------------------------------------------------------------------------------------------------------
               Transportation - 2.6%

         505   New Orleans Aviation Board, Louisiana, Revenue Bonds,        10/07 at 102.00       AAA         516,448
                Series 1997B-1, 5.450%, 10/01/27 (Alternative Minimum Tax)
                - AMBAC Insured

       2,100   Shreveport, Louisiana, Airport System Revenue Bonds, Series   1/08 at 102.00       AAA       2,146,032
                1997A, 5.375%, 1/01/28 (Alternative Minimum Tax) - FSA
                Insured
---------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed *** - 3.8%

         470   Louisiana Public Facilities Authority, Hospital Revenue       5/06 at 100.00       AAA         536,721
                Refunding Bonds, Southern Baptist Hospital, Series 1986,
                8.000%, 5/15/12

       1,000   Louisiana Public Facilities Authority, Hospital Revenue      10/07 at 101.00       AAA       1,044,860
                Refunding Bonds, Woman's Hospital Foundation, Series 1997,
                5.375%, 10/01/22 (Pre-refunded to 10/01/07) - FSA Insured

       1,000   Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00   BBB+***       1,131,630
                Revenue Bonds, Series 2000B, 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

       1,000   Puerto Rico Infrastructure Financing Authority, Special      10/10 at 101.00       AAA       1,089,450
                Obligation Bonds, Series 2000A, 5.500%, 10/01/20

         140   Shreveport Home Mortgage Authority, Louisiana, Single           No Opt. Call       Aaa         149,346
                Family Mortgage Revenue Bonds, Series 1979A, 6.750%,
                9/01/10
---------------------------------------------------------------------------------------------------------------------
               Utilities - 6.9%

       1,165   Alexandria, Louisiana, Utilities Revenue Bonds, Series        5/14 at 102.00       AAA       1,229,355
                2004, 5.000%, 5/01/20 - AMBAC Insured

       1,500   De Soto Parish, Louisiana, Pollution Control Revenue          9/09 at 102.00       AAA       1,635,510
                Refunding Bonds, Cleco Utility Group Inc. Project, Series
                1999, 5.875%, 9/01/29 - AMBAC Insured

       4,000   Lafayette City and Parish, Louisiana, Utilities Revenue      11/14 at 100.00       AAA       4,262,120
                Bonds, Series 2004, 5.250%, 11/01/20 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 1.0%

       1,000   Terrebonne Parish Waterworks District 1, Louisiana, Water    11/13 at 101.00       AAA       1,068,579
                Revenue Bonds, Series 2003A, 5.250%, 11/01/18 - AMBAC
                Insured
---------------------------------------------------------------------------------------------------------------------
 $   103,740   Total Long-Term Investments (cost $99,583,649) - 99.2%                                     102,198,008
---------------------------------------------------------------------------------------------------------------------
------------
               Other Assets Less Liabilities - 0.8%                                                           855,706
               -----------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                      $   103,053,714
               -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           (a)The issuer has received a proposed adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                See accompanying notes to financial statements.

----
22

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.3%

 $     3,000 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB $     2,997,630
              Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 9.8%

       4,220 North Carolina Educational Facilities Finance Agency,        10/06 at 102.00       Aa1       4,351,917
              Revenue Refunding Bonds, Duke University, Series 1996B,
              5.000%, 10/01/17

       1,000 North Carolina Capital Facilities Financing Agency, Revenue   4/13 at 100.00       AAA       1,058,850
              Bonds, Johnson and Wales University, Series 2003A, 5.250%,
              4/01/23 - XLCA Insured

       1,510 University of North Carolina, Charlotte, Certificates of      3/15 at 100.00       AAA       1,557,867
              Participation, Student Housing Project, Series 2005,
              5.000%, 3/01/31 - AMBAC Insured

       1,025 University of North Carolina, Asheville, General Revenue      6/12 at 100.00       Aaa       1,095,520
              Refunding Bonds, Series 2002A, 5.000%, 6/01/15 - AMBAC
              Insured

             University of North Carolina, Chapel Hill, Utilities System
             Revenue Refunding Bonds, Series 1997:
       4,000  0.000%, 8/01/15                                                No Opt. Call       Aa1       2,642,920
       4,265  0.000%, 8/01/18                                                No Opt. Call       Aa1       2,413,777
       2,750  0.000%, 8/01/20                                                No Opt. Call       Aa1       1,403,133

       1,710 University of North Carolina, Chapel Hill, System Net           No Opt. Call       AA+       1,840,114
              Revenue Bonds, Series 2002B, 5.000%, 12/1/2011

         445 University of North Carolina, Chapel Hill, System Net         6/11 at 100.00       AA+         466,876
              Revenue Bonds, Series 2001A, 5.000%, 12/1/2020

             University of North Carolina System, Pooled Revenue
             Refunding Bonds, Series 2002A:
       1,155  5.375%, 4/01/16 - AMBAC Insured                             10/12 at 100.00       AAA       1,257,529
       1,160  5.375%, 4/01/20 - AMBAC Insured                             10/12 at 100.00       AAA       1,264,504

       1,035 University of North Carolina System, Pooled Revenue Bonds,   10/12 at 100.00       AAA       1,128,243
              Series 2002B, 5.375%, 4/01/20 - AMBAC Insured

             University of North Carolina System, Pooled Revenue Bonds,
             Series 2004C:
         750  5.000%, 4/01/21 - AMBAC Insured                              4/14 at 100.00       Aaa         789,368
       1,085  5.000%, 4/01/29 - AMBAC Insured                              4/14 at 100.00       Aaa       1,123,442
-------------------------------------------------------------------------------------------------------------------
             Energy - 0.7%

       1,500 Virgin Islands Public Finance Authority, Revenue Bonds,       1/14 at 100.00       BBB       1,641,810
              Refinery Project - Hovensa LLC, Series 2003, 6.125%,
              7/01/22 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 12.8%

       5,500 Charlotte-Mecklenburg Hospital Authority, North Carolina,     1/06 at 102.00        AA       5,623,970
              Healthcare System Revenue Refunding Bonds, Series 1996A,
              5.875%, 1/15/26

       3,500 Charlotte-Mecklenburg Hospital Authority, North Carolina,     1/07 at 102.00        AA       3,608,990
              Healthcare System Revenue Bonds, DBA Carolina Healthcare
              System, Series 1997A, 5.125%, 1/15/22

         450 Charlotte-Mecklenburg Hospital Authority, North Carolina,     1/15 at 100.00        AA         449,203
              Healthcare System Revenue Bonds, DBA Carolinas Healthcare
              System, Series 2005A, 5.000%, 1/15/45 (WI, settling
              12/14/05)

       4,000 Cumberland County, North Carolina, Hospital Facility         10/09 at 101.00        A-       4,067,000
              Revenue Bonds, Cumberland County Hospital System Inc.,
              Cape Fear Valley Health System, Series 1999, 5.250%,
              10/01/29

       1,055 North Carolina Medical Care Commission, Healthcare            1/12 at 100.00         A       1,114,776
              Facilities Revenue Bonds, Union Regional Medical Center,
              Series 2002A, 5.250%, 1/01/14

       1,750 North Carolina Medical Care Commission, Healthcare Revenue    5/07 at 100.00       AA-       1,770,912
              Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/21

             North Carolina Medical Care Commission, Healthcare
             Facilities Revenue Bonds, Scotland Memorial Hospital,
             Series 1999:
         625  5.500%, 10/01/19 - RAAI Insured                             10/08 at 102.00        AA         659,788
       1,385  5.500%, 10/01/29 - RAAI Insured                             10/08 at 102.00        AA       1,440,899

       1,300 North Carolina Medical Care Commission, Revenue Bonds, Blue   1/15 at 100.00       AAA       1,334,320
              Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 -
              FGIC Insured

       3,500 North Carolina Medical Care Commission, Hospital Revenue      6/09 at 102.00         A       3,725,225
              Bonds, Southeastern Regional Medical Center, Series 1999,
              6.250%, 6/01/29

----
23

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Healthcare (continued)

 $     1,250   North Carolina Medical Care Commission, Revenue Bonds,       11/14 at 100.00        AA $     1,288,963
                Northeast Medical Center, Series 2004, 5.000%, 11/01/24

       4,000   North Carolina Medical Care Commission, Health System        10/11 at 101.00        AA       4,138,920
                Revenue Bonds, Mission St. Joseph's Health System, Series
                2001, 5.250%, 10/01/31
---------------------------------------------------------------------------------------------------------------------
               Housing/Single Family - 10.4%

       6,170   North Carolina Housing Finance Agency, Home Ownership         7/09 at 100.00        AA       6,312,157
                Revenue Bonds, 1998 Trust Agreement, Series 5A, 5.625%,
                7/01/30 (Alternative Minimum Tax)

               North Carolina Housing Finance Agency, Single Family
               Revenue Bonds, Series 1994Y:
         655    6.300%, 9/01/15                                              3/06 at 101.00        AA         662,133
         600    6.350%, 3/01/18                                              3/06 at 101.00        AA         605,856

       2,485   North Carolina Housing Finance Agency, Home Ownership         7/09 at 100.00        AA       2,574,485
                Revenue Bonds, 1998 Trust Agreement, Series 6A, 6.200%,
                1/01/29 (Alternative Minimum Tax)

         615   North Carolina Housing Finance Agency, Single Family          3/06 at 101.00        AA         638,997
                Revenue Bonds, Series 1995BB, 6.500%, 9/01/26 (Alternative
                Minimum Tax)

       1,290   North Carolina Housing Finance Agency, Single Family          3/06 at 101.00        AA       1,306,615
                Revenue Bonds, Series 1995DD, 6.200%, 9/01/27 (Alternative
                Minimum Tax)

       2,125   North Carolina Housing Finance Agency, Single Family          3/06 at 102.00        AA       2,173,216
                Revenue Bonds, Series 1996LL, 6.200%, 3/01/26 (Alternative
                Minimum Tax)

       1,255   North Carolina Housing Finance Agency, Home Ownership         7/10 at 100.00       AAA       1,277,803
                Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%,
                7/01/32 (Alternative Minimum Tax) - AMBAC Insured

       1,740   North Carolina Housing Finance Agency, Single Family          3/07 at 101.50        AA       1,783,987
                Revenue Bonds, Series 1997RR, 5.850%, 9/01/28 (Alternative
                Minimum Tax)

       1,320   North Carolina Housing Finance Agency, Single Family          3/08 at 101.00        AA       1,366,134
                Revenue Bonds, Series 1998VV, 5.250%, 3/01/17 (Alternative
                Minimum Tax)

       1,130   North Carolina Housing Finance Agency, Home Ownership         1/09 at 101.00        AA       1,144,328
                Revenue Bonds, 1998 Trust Agreement, Series 3A, 5.200%,
                7/01/26 (Alternative Minimum Tax)

       3,760   North Carolina Housing Finance Agency, Home Ownership         1/09 at 100.00        AA       3,807,038
                Revenue Bonds, 1998 Trust Agreement, Series 4A, 5.300%,
                7/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
               Industrials - 0.9%

       2,000   North Carolina Capital Facilities Financing Agency, Exempt      No Opt. Call       BBB       1,993,620
                Facilities Revenue Bonds, Waste Management Inc., Series
                2001, 3.750%, 8/01/14 (Alternative Minimum Tax) (Mandatory
                put 8/01/07)
---------------------------------------------------------------------------------------------------------------------
               Long-Term Care - 0.2%

         500   North Carolina Medical Care Commission, First Mortgage       11/14 at 100.00       N/R         505,900
                Revenue Bonds, Deerfield Episcopal Retirement Community
                Inc., Series 2004A, 5.000%, 11/01/23
---------------------------------------------------------------------------------------------------------------------
               Materials - 2.4%

       2,195   Gaston County Industrial Facilities and Pollution Control     8/15 at 100.00       N/R       2,280,803
                Financing Authority, North Carolina, National Gypsum
                Company Project Exempt Facilities Revenue Bonds, Series
                2005, 5.750%, 8/01/35 (Alternative Minimum Tax)

       3,100   Haywood County Industrial Facilities and Pollution Control    3/06 at 102.00      Baa2       3,174,400
                Financing Authority, North Carolina, Pollution Control
                Revenue Refunding Bonds, Champion International
                Corporation, Series 1995, 6.000%, 3/01/20
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 3.2%

       2,340   Charlotte, North Carolina, General Obligation Bonds, Series   7/12 at 100.00       AAA       2,452,835
                2002A, 5.000%, 7/01/24

       1,875   Cumberland County, North Carolina, General Obligation         2/12 at 101.00       AA-       1,983,825
                School Bonds, Series 2002, 5.000%, 2/01/21

       2,000   North Carolina, General Obligation Bonds, Series 2004A,       3/14 at 100.00       AAA       2,114,060
               5.000%, 3/01/22 Ramseur, North Carolina, General Obligation
               Water Refunding Bonds, Series 1997:
         120    5.750%, 6/01/18                                              6/07 at 102.00       N/R         125,052
         125    5.750%, 6/01/19                                              6/07 at 102.00       N/R         130,132
         125    5.750%, 6/01/20                                              6/07 at 102.00       N/R         130,003

----
24

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General (continued)
 $       130    5.750%, 6/01/21                                              6/07 at 102.00       N/R $       135,066
         105    5.750%, 6/01/22                                              6/07 at 102.00       N/R         109,014
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 23.6%

         390   Asheville, North Carolina, Certificates of Participation,     2/06 at 100.00        A1         390,995
                Series 1992, 6.500%, 2/01/08

       1,150   Buncombe County, North Carolina, Certificates of              4/15 at 100.00       AAA       1,207,236
                Participation, Series 2005, 5.000%, 4/01/22 - AMBAC Insured

               Cabarrus County, North Carolina, Certificates of
               Participation, Series 2002:
       1,330    5.250%, 2/01/19                                              2/13 at 100.00       AA-       1,406,329
       3,990    5.000%, 2/01/22                                              2/13 at 100.00       AA-       4,120,712

       3,870   Catawba County, North Carolina, Certificates of               6/15 at 100.00       AAA       4,053,361
                Participation, Series 2005, 5.000%, 6/01/25 - MBIA Insured

       1,400   Charlotte, North Carolina, Certificates of Participation,     6/13 at 100.00       AA+       1,480,920
                Governmental Facilities Projects, Series 2003G, 5.375%,
                6/01/26

       1,750   Charlotte, North Carolina, Storm Water Fee Revenue Bonds,     6/12 at 101.00       AA+       1,821,138
                Series 2002, 5.000%, 6/01/25

       2,255   Dare County, North Carolina, Certificates of Participation,  12/12 at 100.00       AAA       2,430,665
                Series 2002, 5.250%, 6/01/16 - AMBAC Insured

               Fayetteville Finance Corporation, North Carolina,
               Installment Payment Revenue Bonds, Municipal Building
               Project, Series 2005:
       1,990    5.250%, 2/01/17 - MBIA Insured                               2/15 at 100.00       AAA       2,164,125
         910    5.250%, 2/01/19 - MBIA Insured                               2/15 at 100.00       AAA         984,565

       2,000   Hartnett County, North Carolina, Certificates of             12/12 at 101.00       AAA       2,117,800
                Participation, Series 2002, 5.125%, 12/01/23 - FSA Insured

       1,820   Iredell County, North Carolina, Certificates of              10/13 at 100.00       Aaa       1,952,023
                Participation, Public Facilities Project, Series
                2003, 5.250%, 10/01/18 - AMBAC Insured

               Lee County, North Carolina, Certificates of Participation,
               Public Schools and Community College, Series 2004:
       1,715    5.250%, 4/01/19 - FSA Insured                                4/14 at 100.00       AAA       1,844,825
       1,715    5.250%, 4/01/21 - FSA Insured                                4/14 at 100.00       AAA       1,839,835
         715    5.250%, 4/01/22 - FSA Insured                                4/14 at 100.00       AAA         765,486

               North Carolina Infrastructure Finance Corporation,
               Certificates of Participation, Correctional
               Facilities, Series 2004A:
       2,250    5.000%, 2/01/21                                              2/14 at 100.00       AA+       2,336,962
       1,000    5.000%, 2/01/22                                              2/14 at 100.00       AA+       1,036,570

       3,000   North Carolina Infrastructure Finance Corporation, Lease     11/14 at 100.00       AA+       3,155,250
                Purchase Revenue Bonds, North Carolina Facilities Project,
                Series 2004, 5.000%, 11/01/21

       1,290   North Carolina, Certificates of Participation, Series 2003,   6/13 at 100.00       AA+       1,362,795
                5.250%, 6/01/22

       2,500   North Carolina, Certificates of Participation, Repair and     6/14 at 100.00       AA+       2,607,250
                Renovation Project, Series 2004B, 5.000%, 6/01/20

               Pitt County, North Carolina, Certificates of Participation,
               School Facilities Project, Series 2004B:
       1,415    5.000%, 4/01/20 - AMBAC Insured                              4/14 at 100.00       AAA       1,488,255
       1,415    5.000%, 4/01/21 - AMBAC Insured                              4/14 at 100.00       AAA       1,484,208
       1,415    5.000%, 4/01/22 - AMBAC Insured                              4/14 at 100.00       AAA       1,479,156

       1,270   Puerto Rico Infrastructure Financing Authority, Special Tax     No Opt. Call       AAA       1,433,640
                Revenue Bonds, Series 2005C, 5.500%, 7/01/16 - AMBAC
                Insured

               Randolph County, North Carolina, Certificates of
               Participation, Series 2004:
       1,890    5.000%, 6/01/14 - FSA Insured                                  No Opt. Call       AAA       2,033,281
       1,330    5.000%, 6/01/19 - FSA Insured                                6/14 at 102.00       AAA       1,414,375

       1,000   Rutherford County, North Carolina, Certificates of            9/12 at 101.00       AAA       1,051,460
                Participation, Series 2002, 5.000%, 9/01/21 - AMBAC Insured

         665   Union County, North Carolina, Certificates of                   No Opt. Call       AAA         710,413
                Participation, Series 2003, 5.000%, 6/01/11 - AMBAC Insured

----
25

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     1,000 Wilmington, North Carolina, Certificates of Participation,    9/14 at 100.00       Aaa $     1,070,500
              Series 2004, 5.250%, 9/01/24 - AMBAC Insured

       2,350 Winston-Salem, North Carolina, Certificates of                6/11 at 101.00       AA+       2,458,664
              Participation, Series 2001A, 5.000%, 6/01/20
-------------------------------------------------------------------------------------------------------------------
             Transportation - 9.1%

       6,000 Charlotte, North Carolina, Airport Revenue Bonds, Series      7/09 at 101.00       AAA       6,452,160
              1999B, 6.000%, 7/01/28 (Alternative Minimum Tax) - MBIA
              Insured

         900 Charlotte, North Carolina, Airport Revenue Bonds, Series      7/14 at 100.00       AAA         960,480
              2004A, 5.250%, 7/01/24 - MBIA Insured

         710 Piedmont Triad Airport Authority, North Carolina, Airport     7/09 at 101.00       AAA         763,506
              Revenue Bonds, Series 1999B, 6.000%, 7/01/21 (Alternative
              Minimum Tax) - FSA Insured

       2,750 Piedmont Triad Airport Authority, North Carolina, Airport     7/11 at 101.00       AAA       2,951,658
              Revenue Bonds, Series 2001A, 5.250%, 7/01/15 - FSA Insured

       2,445 Raleigh Durham Airport Authority, North Carolina, Airport     5/11 at 101.00       Aaa       2,608,179
              Revenue Bonds, Series 2001A, 5.250%, 11/01/19 - FGIC
              Insured

       6,760 Raleigh Durham Airport Authority, North Carolina, Airport     5/15 at 100.00       Aaa       6,993,288
              Revenue Bonds, Series 2005A, 5.000%, 5/01/30 - AMBAC
              Insured
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 6.2%

          85 Asheville Housing Development Corporation, North Carolina,   11/09 at 100.00    N/R***          95,564
              First Lien Revenue Bonds, Series 1980, 10.500%, 5/01/11
              (Pre-refunded to 11/01/09)

       3,000 Charlotte, North Carolina, Certificates of Participation,    12/10 at 101.00    AA+***       3,294,330
              Convention Facilities Project, Series 2000B, 5.500%,
              12/01/25 (Pre-refunded to 12/01/10)

       1,675 Charlotte, North Carolina, Certificates of Participation,     6/10 at 101.00    AA+***       1,828,648
              Public Safety Facilities Project, Series 2000D, 5.500%,
              6/01/25 (Pre-refunded to 6/01/10)

       4,500 Charlotte, North Carolina, Water and Sewerage System          6/10 at 101.00       AAA       4,866,255
              Revenue Bonds, Series 2000, 5.250%, 6/01/25 (Pre-refunded
              to 6/01/10)

         995 North Carolina Eastern Municipal Power Agency, Power System   1/06 at 100.00       AAA       1,221,293
              Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18

          15 North Carolina Medical Care Commission, Hospital Revenue        No Opt. Call       AAA          16,035
              Bonds, Memorial Mission Hospital, Series 1979A, 7.625%,
              10/01/08

       2,555 University of North Carolina, Chapel Hill, System Net         6/11 at 100.00    AA+***       2,730,145
              Revenue Bonds, Series 2001A, 5.000%, 12/01/20
              (Pre-refunded to 6/01/11)
-------------------------------------------------------------------------------------------------------------------
             Utilities - 11.1%

             North Carolina Eastern Municipal Power Agency, Power System
             Revenue Refunding Bonds, Series 1993B:
       1,540  5.500%, 1/01/17 - FGIC Insured                               1/06 at 100.00       AAA       1,542,572
       5,300  6.000%, 1/01/18 - AMBAC Insured                                No Opt. Call       AAA       6,188,492

       5,000 North Carolina Eastern Municipal Power Agency, Power System   1/10 at 101.00       BBB       5,499,300
              Revenue Bonds, Series 1999D, 6.750%, 1/1/2026

       4,165 North Carolina Municipal Power Agency 1, Catawba Electric     1/10 at 101.00        A3       4,557,010
              Revenue Bonds, Series 1999B, 6.500%, 1/1/2020

       2,000 North Carolina Municipal Power Agency 1, Catawba Electric     1/13 at 100.00       AAA       2,150,320
              Revenue Bonds, Series 2003A, 5.250%, 1/01/15 - AMBAC
              Insured

       2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00       AAA       2,113,000
              Series 2005RR, 5.000%, 7/01/24 - FGIC Insured

             Shelby, North Carolina, Combined Enterprise System Revenue
             Bonds, Series 2004:
       1,035  5.000%, 5/01/20 - XLCA Insured                               5/14 at 100.00       AAA       1,086,812
         610  5.000%, 5/01/24 - XLCA Insured                               5/14 at 100.00       AAA         633,973

       1,500 Wake County Industrial Facilities and Pollution Control       2/12 at 101.00        A3       1,590,900
              Financing Authority, North Carolina, Revenue Refunding
              Bonds, Carolina Power and Light Company, Series 2002,
              5.375%, 2/01/17

----
26

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 7.9%

             Broad River Water Authority, North Carolina, Water System
             Revenue Bonds, Series 2005:
 $     1,455  5.000%, 6/01/18 - XLCA Insured                               6/15 at 100.00       Aaa $     1,540,176
       1,525  5.000%, 6/01/19 - XLCA Insured                               6/15 at 100.00       Aaa       1,610,598

       1,280 Brunswick County, North Carolina, Enterprise System Revenue   4/14 at 100.00       AAA       1,385,229
              Bonds, Series 2004A, 5.250%, 4/01/23 - FSA Insured

       2,000 Charlotte, North Carolina, Water and Sewerage System          6/11 at 101.00       AAA       2,092,620
              Revenue Bonds, Series 2001, 5.125%, 6/01/26

       2,825 Charlotte, North Carolina, Water and Sewerage System         12/14 at 102.00       AAA       3,023,767
              Revenue Bonds, Series 2005A, 5.000%, 12/01/21

       1,690 Greensboro, North Carolina, Combined Enterprise System        6/15 at 100.00       AA+       1,763,380
              Revenue Bonds, Series 2005A, 5.000%, 6/1/2025

             Onslow County, North Carolina, Combined Enterprise System
             Revenue Bonds, Series 2004B:
         515  5.000%, 6/01/23 - XLCA Insured                               6/14 at 100.00       AAA         536,537
       1,030  5.000%, 6/01/24 - XLCA Insured                               6/14 at 100.00       AAA       1,070,850

       1,000 Orange Water and Sewerage Authority, North Carolina, Water    7/14 at 100.00       AA+       1,082,110
              and Sewerage System Revenue Bonds, Series 2004A, 5.250%,
              7/01/20

       2,335 Raleigh, North Carolina, Combined Enterprise System Revenue   3/15 at 100.00       AAA       2,475,941
              Bonds, Series 2005, 5.000%, 3/01/21

       1,330 Union County, North Carolina, Enterprise System Revenue       6/13 at 100.00       AAA       1,368,951
              Bonds, Series 2003A, 5.000%, 6/01/29 - FSA Insured
-------------------------------------------------------------------------------------------------------------------
 $   220,000 Total Long-Term Investments (cost $217,862,611) - 99.6%                                    226,840,798
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.4%                                                           966,749
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   227,807,547
             -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

----
27

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 1.7%

 $     7,000 Maury County Industrial Development Board, Tennessee,         3/06 at 101.00       BB- $     5,753,930
              Multi-Modal Interchangeable Rate Pollution Control Revenue
              Refunding Bonds, Saturn Corporation, Series 1994, 6.500%,
              9/01/24
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.4%

       1,245 South Fulton Industrial Development Board, Tennessee,         4/06 at 102.00      Baa3       1,271,543
              Revenue Bonds, Tyson Foods Inc., Series 1995, 6.400%,
              10/01/20 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 3.3%

       5,000 Metropolitan Government of Nashville-Davidson County Health     No Opt. Call       AAA       5,274,350
              and Educational Facilities Board, Tennessee, Vanderbilt
              University, Series 2005B-3, 5.000%, 10/01/44 (Mandatory
              put 4/01/10) - MBIA Insured

       1,500 Tennessee State School Bond Authority, Higher Educational     5/15 at 100.00       AAA       1,569,330
              Facilities Second Program Bonds, Series 2005A, 5.000%,
              5/01/25 - MBIA Insured

             Tennessee State School Bond Authority, Higher Educational
             Facilities Second Program Bonds, Series 2002A:
       2,155  5.125%, 5/01/22 - FSA Insured                                5/12 at 100.00       AAA       2,285,097
       2,000  5.125%, 5/01/27 - FSA Insured                                5/12 at 100.00       AAA       2,077,880
-------------------------------------------------------------------------------------------------------------------
             Energy - 1.3%

       4,000 Maury County Industrial Development Board, Tennessee, Solid   8/10 at 100.00      BBB+       4,248,880
              Waste Disposal Revenue Bonds, Occidental Petroleum
              Company, Series 2000B, 6.300%, 8/01/18 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 15.0%

       3,060 Blount County, Tennessee, Hospital Revenue Improvement        7/08 at 100.00      Baa1       3,067,191
              Bonds, Blount Memorial Hospital, Series 1998B, 5.125%,
              7/01/19

       7,465 Bristol Health and Educational Facilities Board, Tennessee,     No Opt. Call       AAA       8,340,868
              Hospital Revenue Refunding Bonds, Bristol Memorial
              Hospital, Series 1993, 6.750%, 9/01/10 - FGIC Insured

       4,030 Jackson, Tennessee, Hospital Revenue Refunding and            4/06 at 101.00       AAA       4,117,653
              Improvement Bonds, Jackson-Madison County General Hospital
              Project, Series 1995, 5.625%, 4/01/15 - AMBAC Insured

       1,000 Knox County Health, Educational and Housing Facilities          No Opt. Call       AAA       1,140,910
              Board, Tennessee, Hospital Revenue Bonds, Fort Sanders
              Alliance Obligated Group, Series 1993A, 6.250%, 1/01/13 -
              MBIA Insured

       3,675 Knox County Health, Educational and Housing Facilities        4/12 at 101.00      Baa3       3,880,028
              Board, Tennessee, Hospital Revenue Bonds, Baptist Health
              System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

       6,195 Knox County Health, Educational and Housing Facilities        4/09 at 101.00      Baa1       6,363,752
              Board, Tennessee, Revenue Bonds, University Health System,
              Inc., Series 1999, 5.625%, 4/01/29

             Montgomery County Health, Educational and Housing Board,
             Tennessee, Hospital Revenue Refunding and Improvement
             Bonds, Clarksville Regional Health System, Series 1998:
       1,500  5.375%, 1/01/18                                              1/08 at 101.00      Baa2       1,526,025
       7,500  5.375%, 1/01/28                                              1/08 at 101.00      Baa2       7,515,975

       5,200 Shelby County Health, Educational and Housing Facilities      7/09 at 102.00       N/R       5,360,160
              Board, Tennessee, Revenue Bonds, St. Jude's Children's
              Research Foundation, Series 1999, 5.375%, 7/01/29

       3,750 Sullivan County Health, Educational and Housing Facilities    9/12 at 101.00      BBB+       4,088,475
              Board, Tennessee, Hospital Revenue Bonds, Wellmont Health
              System, Series 2002, 6.250%, 9/01/22

             Sullivan County Health, Educational and Housing Facilities
             Board, Tennessee, Hospital Revenue Bonds, Wellmont Health
             System, Series 2003:
       2,000  5.000%, 9/01/15 - RAAI Insured                               9/13 at 100.00        AA       2,081,580
       3,500  5.000%, 9/01/18 - RAAI Insured                               9/13 at 100.00        AA       3,606,295
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.5%

             Chattanooga Health, Educational and Housing Facilities
             Board, Tennessee, GNMA Collateralized Housing Revenue
             Bonds, Rainbow Creek Apartments Project, Series 1999:
         425  6.125%, 11/20/19 (Alternative Minimum Tax)                  11/09 at 102.00       AAA         450,827
       3,955  6.375%, 11/20/39 (Alternative Minimum Tax)                  11/09 at 102.00       AAA       4,178,418

       3,500 Franklin Industrial Development Board, Tennessee, Senior     10/06 at 102.00       AAA       3,604,230
              Multifamily Housing Revenue Bonds, Landings Apartments
              Project, Series 1996A, 6.000%, 10/01/26 - FSA Insured

----
28

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

             Metropolitan Government of Nashville-Davidson County Health
             and Educational Facilities Board, Tennessee, FHA-Insured
             Housing Revenue Bonds, Herman Street Apartments, Series
             1992:
 $       250  7.000%, 6/01/17                                             12/05 at 100.00       AAA $       252,503
         485  7.250%, 6/01/32                                             12/05 at 100.00       AAA         489,656

       3,485 Metropolitan Government of Nashville-Davidson County Health   3/10 at 102.00       Aaa       3,609,902
              and Educational Facilities Board, Tennessee, GNMA
              Collateralized Multifamily Housing Revenue Bonds,
              Berkshire Place, Series 2000, 6.125%, 3/20/39 (Alternative
              Minimum Tax)

       2,720 Metropolitan Government of Nashville-Davidson County          1/10 at 102.00       Aaa       2,875,149
              Industrial Development Board, Tennessee, GNMA
              Collateralized Multifamily Housing Revenue Refunding
              Bonds, Valley Forge Apartments, Series 2000A, 6.375%,
              1/20/31
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 6.0%

          75 Hamilton County, Tennessee, GNMA Certificates Single Family   3/06 at 100.00       AAA          75,224
              Mortgage Revenue Bonds, Home Purchase and Rehabilitation
              Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum
              Tax)

         860 Tennessee Housing Development Agency, Homeownership Program   7/06 at 102.00        AA         871,481
              Bonds, Series 1996-4A, 6.375%, 7/01/22 (Alternative
              Minimum Tax)

         375 Tennessee Housing Development Agency, Homeownership Program   7/07 at 102.00        AA         383,081
              Bonds, Series 1996-3, 5.850%, 7/01/17 (Alternative Minimum
              Tax)

       3,160 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00        AA       3,214,826
              Bonds, Series 1998-2, 5.375%, 7/01/29 (Alternative Minimum
              Tax)

       6,700 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00        AA       6,866,093
              Remarketed Bonds, Series 1996-5B, 5.375%, 7/01/23
              (Alternative Minimum Tax)

       1,380 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00        AA       1,438,222
              Bonds, Series 1999-3, 6.000%, 1/01/20 (Alternative Minimum
              Tax)

       1,855 Tennessee Housing Development Agency, Homeownership Program   7/13 at 100.00        AA       1,886,424
              Bonds, Series 2004, 5.000%, 7/01/34 (Alternative Minimum
              Tax)

       5,560 Tennessee Housing Development Agency, Homeownership Program   7/11 at 100.00       AAA       5,710,287
              Bonds, Series 2002A, 5.400%, 7/01/32 (Alternative Minimum
              Tax) - FSA Insured
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.8%

       2,510 Metropolitan Government of Nashville-Davidson County Health   2/08 at 102.00        AA       2,621,168
              and Educational Facilities Board, Tennessee, Health
              Facility Revenue Bonds, Richland Place Inc., Series
              1998, 5.500%, 5/01/23 - RAAI Insured
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 17.8%

       1,235 Columbia, Tennessee, General Obligation Sewer Bonds, Series  12/15 at 100.00       Aaa       1,298,010
              2005, 5.000%, 12/01/24 - AMBAC Insured

             Dickson County, Tennessee, General Obligation Refunding
             Bonds, Series 2002:
       2,250  5.000%, 3/01/17 - FGIC Insured                               3/13 at 102.00       Aaa       2,410,785
       1,000  5.000%, 3/01/19 - FGIC Insured                               3/13 at 102.00       Aaa       1,066,250

       6,070 Knoxville, Tennessee, General Obligation Bonds, Series        5/12 at 100.00        AA       6,375,382
              2002A, 5.000%, 5/01/25

       1,000 Lincoln County, Tennessee, General Obligation Refunding         No Opt. Call       Aaa       1,114,450
              Bonds, Series 2001, 5.250%, 4/01/19 - FGIC Insured

       1,000 Marion County, Tennessee, General Obligation Rural School     4/11 at 100.00       Aaa       1,042,540
              Bonds, Series 2001, 5.000%, 4/01/24 - AMBAC Insured

       3,100 Memphis, Tennessee, General Improvement Bonds, Series 2002,  11/10 at 101.00       Aa3       3,307,638
              5.250%, 11/01/22

       4,655 Memphis, Tennessee, General Obligation Bonds, Series 2003,    5/11 at 101.00       Aa3       4,904,415
              5.000%, 5/01/20

       3,450 Metropolitan Government of Nashville-Davidson County,         6/14 at 100.00        AA       3,768,125
              Tennessee, General Obligation Bonds, Series 2004, 5.250%,
              6/01/15

       6,000 Metropolitan Government of Nashville-Davidson County,         5/07 at 102.00        AA       6,147,480
              Tennessee, General Obligation Refunding Bonds, Series
              1997, 5.125%, 5/15/25

       3,080 Metropolitan Government of Nashville-Davidson County,         7/14 at 100.00       AAA       3,284,574
              Tennessee, Public Improvement Revenue Bonds, Stadium
              Project, Series 2004, 5.000%, 7/01/17 - FSA Insured

----
29

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     2,000 Metropolitan Government of Nashville-Davidson County,         2/15 at 100.00        AA $     2,126,100
              Tennessee, General Obligation Bonds, Series 2005C, 5.000%,
              2/01/19

       2,600 Montgomery County, Tennessee, General Obligation Bonds,       5/14 at 102.00       Aaa       2,811,224
              Series 2004, 5.000%, 5/01/15 - FGIC Insured

       1,120 Overton County, Tennessee, General Obligation Bonds, Series     No Opt. Call       Aaa       1,204,840
              2004, 5.000%, 4/01/14 - MBIA Insured

             Putnam County, Tennessee, General Obligation School
             Refunding Bonds, Series 2001:
       1,000  5.250%, 4/01/18 - FGIC Insured                                 No Opt. Call       Aaa       1,107,860
       2,960  5.250%, 4/01/19 - FGIC Insured                                 No Opt. Call       Aaa       3,289,122
       2,645  5.250%, 4/01/20 - FGIC Insured                                 No Opt. Call       Aaa       2,946,239

       1,205 Roane County, Tennessee, General Obligation Rural School      5/14 at 100.00       Aaa       1,289,049
              Bonds, Series 2004, 5.000%, 5/01/16 - MBIA Insured

       1,645 Smith County, Tennessee, General Obligation Bonds, Series     4/15 at 102.00       Aaa       1,766,006
              2005, 5.000%, 4/01/20 - AMBAC Insured

       1,750 Sullivan County, Tennessee, General Obligation Bonds,         5/15 at 102.00       Aaa       1,898,243
              Series 2004, 5.000%, 5/01/17 - AMBAC Insured

       1,965 Sullivan County, Tennessee, General Obligation Bonds,         4/15 at 102.00       Aaa       2,079,147
              Series 2005, 5.000%, 4/01/24 - AMBAC Insured

       1,000 Williamson County, Tennessee, General Obligation Bonds,       3/13 at 102.00       Aa1       1,071,460
              Rural School, Series 2002, 5.000%, 3/01/17

       1,435 Williamson County, Tennessee, General Obligation Bonds,         No Opt. Call       Aa1       1,555,368
              Rural School, Series 2004, 5.000%, 4/01/18

       1,350 Williamson County, Tennessee, General Obligation Bonds,       5/15 at 100.00       Aa1       1,425,195
              Series 2004B, 5.000%, 5/01/22

       1,200 Williamson County, Tennessee, General Obligation Bonds,       5/15 at 100.00       Aa1       1,274,484
              Rural School, Series 2004B, 5.000%, 5/1/2020
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 7.2%

       5,000 Chattanooga Industrial Development Board, Tennessee, Lease   10/10 at 100.00       AAA       5,354,900
              Rental Revenue Bonds, Series 2000, 5.625%, 10/01/30 -
              AMBAC Insured

       1,790 Coffee County Public Building Authority, Manchester,          6/13 at 100.00       Aaa       1,944,549
              Tennessee, General Obligation Local Government Improvement
              Bonds, Series 2003Z-1-A, 5.375%, 6/01/18 - AMBAC Insured

      10,000 Memphis-Shelby County Sports Authority, Tennessee, Revenue   11/12 at 100.00       AAA      10,397,900
              Bonds, Memphis Arena, Series 2002A, 5.125%, 11/01/28 -
              AMBAC Insured

       4,000 Metropolitan Government of Nashville-Davidson County Health   6/09 at 100.00       AAA       4,065,440
              and Educational Facilities Board, Tennessee, Revenue
              Refunding and Improvement Bonds, Meharry Medical College,
              Series 1996, 5.000%, 12/01/24 - AMBAC Insured

       2,545 Puerto Rico Infrastructure Financing Authority, Special Tax     No Opt. Call       AAA       2,872,923
              Revenue Bonds, Series 2005C, 5.500%, 7/01/16 - AMBAC
              Insured
-------------------------------------------------------------------------------------------------------------------
             Telecommunication Services - 0.8%

       2,700 Fayetteville, Tennessee, Revenue Bonds, Broadband             4/08 at 101.00       N/R       2,622,618
              Telecommunications Network, Series 2000, 6.500%, 4/1/2020
-------------------------------------------------------------------------------------------------------------------
             Transportation - 3.8%

             Memphis-Shelby County Airport Authority, Tennessee, Airport
             Revenue Bonds, Series 1999D:
       4,000  6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured    3/10 at 101.00       AAA       4,305,280
       1,640  6.125%, 3/01/25 (Alternative Minimum Tax) - AMBAC Insured    3/10 at 101.00       AAA       1,777,071

       3,710 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/11 at 100.00       AAA       3,925,106
              Revenue Bonds, Series 2001A, 5.500%, 3/01/17 (Alternative
              Minimum Tax) - FSA Insured

       2,850 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/11 at 100.00       AAA       2,941,599
              Revenue Bonds, Series 2001B, 5.125%, 3/01/26 - FSA Insured
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 15.4%

       1,520 Clarksville, Tennessee, Water, Sewer, and Gas Revenue           No Opt. Call       AAA         981,069
              Refunding and Improvement Bonds, Series 1992, 0.000%,
              2/01/16 - MBIA Insured

----
30

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** (continued)

             Johnson City Health and Educational Facilities Board,
             Tennessee, Hospital Revenue Refunding and Improvement
             Bonds, Johnson City Medical Center, Series 1998C:
 $     7,795  5.125%, 7/01/25 (Pre-refunded to 7/01/23) - MBIA Insured     7/23 at 100.00       AAA $     8,116,778
       2,365  5.125%, 7/01/25 - MBIA Insured                               1/09 at 101.00       AAA       2,462,627
       8,930  5.250%, 7/01/28 - MBIA Insured                               1/09 at 101.00       AAA       9,330,689

             Knoxville, Tennessee, Electric System Revenue Bonds, Series
             2001U:
       1,000  5.125%, 7/01/20 (Pre-refunded to 7/01/10)                    7/10 at 100.00     AA***       1,066,740
       3,000  5.125%, 7/01/27 (Pre-refunded to 7/01/10)                    7/10 at 100.00     AA***       3,200,220

       2,005 Memphis, Tennessee, General Obligation Bonds, Series 2003,    5/11 at 101.00    Aa3***       2,158,763
              5.000%, 5/01/16 (Pre-refunded to 5/01/11)

         490 Memphis, Tennessee, General Improvement Bonds, Series        10/07 at 101.00    Aa3***         509,272
              1999A, 5.000%, 10/01/19 (Pre-refunded to 10/01/07)

             Metropolitan Government of Nashville-Davidson County,
             Tennessee, General Obligation Bonds, Residual Option Longs,
             Series 2001-II-R52:
       2,350  10.129%, 10/15/17 (IF) (Pre-refunded to 10/15/11)           10/11 at 100.00    AA-***       3,042,357
       2,480  9.368%, 10/15/18 (IF) (Pre-refunded to 10/15/11)            10/11 at 100.00    AA-***       3,113,045

      18,670 Metropolitan Government of Nashville-Davidson County Health     No Opt. Call       Aaa       9,003,608
              and Educational Facilities Board, Tennessee, Subordinate
              Lien Revenue Bonds, Volunteer Healthcare Systems Inc.,
              Series 1988, 0.000%, 6/1/2021

       1,015 Metropolitan Government of Nashville-Davidson County Health  10/07 at 105.00    N/R***       1,147,803
              and Educational Facilities Board, Tennessee, Revenue
              Bonds, Mur-Ci Homes Inc., Series 1992A, 9.000%,
              10/01/22 (Pre-refunded to 10/01/07)

       3,000 Metropolitan Government of Nashville-Davidson County Health  11/09 at 101.00       AAA       3,302,250
              and Educational Facilities Board, Tennessee, Revenue
              Bonds, Ascension Health Credit Group, Series 1999A,
              6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured

       4,000 Metropolitan Government of Nashville-Davidson County Health  11/10 at 101.00     A+***       4,566,080
              and Educational Facilities Board, Tennessee, Adventist
              Health System/Sunbelt Obligated Group, Series 2000,
              6.600%, 11/15/30 (Pre-refunded to 11/15/10)

         245 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call       AAA         298,782
              Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC
              Insured
-------------------------------------------------------------------------------------------------------------------
             Utilities - 13.4%

       7,500 Clarksville, Tennessee, Water, Sewer, and Gas Revenue         2/11 at 100.00       Aaa       7,846,350
              Refunding and Improvement Bonds, Series 2001, 5.000%,
              2/01/22 - FSA Insured

       1,830 Clarksville, Tennessee, Water, Sewer and Gas Revenue            No Opt. Call       Aaa       2,014,391
              Refunding Bonds, Series 2002, 5.250%, 2/01/17 - FSA Insured

       1,100 Dickson, Tennessee, Electric System Revenue Bonds, Series     9/12 at 102.00       Aaa       1,175,042
              2002, 5.000%, 9/01/16 - FSA Insured

             Memphis, Tennessee, Subordinate Lien Electric System
             Revenue Bonds, Series 2003A:
       2,000  5.000%, 12/01/14 - MBIA Insured                             12/13 at 100.00       AAA       2,139,780
       2,855  5.000%, 12/01/17 - MBIA Insured                             12/13 at 100.00       AAA       3,019,819

       7,800 Metropolitan Government of Nashville-Davidson County,           No Opt. Call       AAA       6,324,084
              Tennessee, Electric System Revenue Bonds, Series 1996A,
              0.000%, 5/15/11 - MBIA Insured

       3,000 Metropolitan Government of Nashville-Davidson County,         5/08 at 102.00        AA       3,154,740
              Tennessee, Electric System Revenue Bonds, Series 1998A,
              5.200%, 5/15/23

       9,000 Metropolitan Government of Nashville-Davidson County,         5/11 at 100.00        AA       9,299,700
              Tennessee, Electric System Revenue Bonds, Series 2001A,
              5.125%, 5/15/26

       5,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00       AAA       5,290,550
              Series 2005RR, 5.000%, 7/01/23 - FGIC Insured

       5,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00       AAA       5,290,550
              Series 2005SS, 5.000%, 7/01/23 - MBIA Insured

----
31

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 6.3%

 $     1,000 Dickson County Water Authority, Tennessee, Waterworks        12/12 at 100.00       Aaa $     1,056,300
              System Revenue Bonds, Series 2002, 5.000%, 12/01/19 - FGIC
              Insured

             Harpeth Valley Utility District, Davidson and Williamson
             Counties, Tennessee, Revenue Bonds, Utility Improvements,
             Series 2004:
       1,175  5.000%, 9/01/19 - MBIA Insured                               9/14 at 100.00       Aaa       1,244,501
       1,225  5.000%, 9/01/20 - MBIA Insured                               9/14 at 100.00       Aaa       1,294,703

       1,840 Harpeth Valley Utility District, Davidson and Williamson      9/15 at 100.00       Aaa       1,934,870
              Counties, Tennessee, Revenue Bonds, Series 2005, 5.000%,
              9/01/24 - MBIA Insured

       3,000 Madison Suburban Utility District, Tennessee, Water Revenue   2/08 at 100.00       AAA       3,087,690
              Refunding Bonds, Series 1995, 5.000%, 2/01/19 - MBIA
              Insured

       5,000 Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds,  10/12 at 100.00        AA       5,257,750
              Series 2002, 5.000%, 10/01/21

       1,000 Milcrofton Utility District, Williamson County, Tennessee,    2/06 at 102.00       N/R       1,001,610
              Junior Lien Waterworks Revenue Refunding Bonds, Series
              1996, 6.000%, 2/01/24

             Rutherford County Consolidated Utility District, Tennessee,
             Waterworks Revenue Bonds, Series 2004:
       1,295  5.000%, 2/01/20 - MBIA Insured                               2/14 at 102.00       Aaa       1,372,804
       1,300  5.000%, 2/01/22 - MBIA Insured                               2/14 at 100.00       Aaa       1,368,224

       2,000 White House Utility District, Robertson and Sumner            1/11 at 100.00       Aaa       2,068,960
              Counties, Tennessee, Water and Sewerage Revenue Refunding
              Bonds, Series 2001, 5.125%, 1/01/26 - FSA Insured

       1,500 Wilson County Water and Wastewater Authority, Tennessee,      3/08 at 102.00      Baa1       1,584,657
              Waterworks Revenue Refunding and Improvement Bonds, Series
              1993, 6.000%, 3/01/14
-------------------------------------------------------------------------------------------------------------------
 $   328,305 Total Long-Term Investments (cost $318,939,380) - 97.7%                                    331,995,943
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.3%                                                         7,827,532
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   339,823,475
             -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
32

Statement of Assets and Liabilities (Unaudited)
November 30, 2005

                                               Georgia     Louisiana North Carolina      Tennessee
--------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost
 $155,070,517,
 $99,583,649, $217,862,611 and
 $318,939,380, respectively)             $162,259,718  $102,198,008    $226,840,798  $331,995,943
Cash                                               --            --              --       452,386
Receivables:
 Interest                                   2,731,095     1,442,079       3,856,667     4,225,185
 Investments sold                                  --       886,135              --    15,356,762
 Shares sold                                  120,289        74,500         264,054       333,188
Other assets                                      276           205             391        24,176
--------------------------------------------------------------------------------------------------
   Total assets                           165,111,378   104,600,927     230,961,910   352,387,640
--------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                598,353       955,049       1,198,809            --
Payables:
 Investments purchased                             --            --         444,641    10,915,822
 Shares redeemed                              179,499       124,706         561,106       208,019
Accrued expenses:
 Management fees                               72,122        46,557         100,334       147,653
 12b-1 distribution and service fees           48,807        32,202          63,273        88,775
 Other                                         49,493        31,466          61,863       109,145
Dividends payable                             540,391       357,233         724,337     1,094,751
--------------------------------------------------------------------------------------------------
   Total liabilities                        1,488,665     1,547,213       3,154,363    12,564,165
--------------------------------------------------------------------------------------------------
Net assets                               $163,622,713  $103,053,714    $227,807,547  $339,823,475
--------------------------------------------------------------------------------------------------
Class A Shares
Net assets                               $115,099,526  $ 75,068,285    $173,729,313  $270,263,401
Shares outstanding                         10,420,298     6,722,910      16,525,502    23,923,948
Net asset value per share                $      11.05  $      11.17    $      10.51  $      11.30
Offering price per share (net asset
 value per share plus maximum sales
 charge of 4.20% of offering price)      $      11.53  $      11.66    $      10.97  $      11.80
--------------------------------------------------------------------------------------------------
Class B Shares
Net assets                               $ 15,296,778  $ 14,282,647    $ 20,089,751  $ 20,051,913
Shares outstanding                          1,381,551     1,280,212       1,907,255     1,773,199
Net asset value and offering price per
 share                                   $      11.07  $      11.16    $      10.53  $      11.31
--------------------------------------------------------------------------------------------------
Class C Shares
Net assets                               $ 29,325,962  $ 13,492,217    $ 30,865,000  $ 46,934,884
Shares outstanding                          2,661,221     1,211,219       2,936,399     4,154,674
Net asset value and offering price per
 share                                   $      11.02  $      11.14    $      10.51  $      11.30
--------------------------------------------------------------------------------------------------
Class R Shares
Net assets                               $  3,900,447  $    210,565    $  3,123,483  $  2,573,277
Shares outstanding                            353,889        18,764         296,449       227,750
Net asset value and offering price per
 share                                   $      11.02  $      11.22    $      10.54  $      11.30
--------------------------------------------------------------------------------------------------

Net Assets Consist of:
--------------------------------------------------------------------------------------------------
Capital paid-in                          $156,170,655  $ 99,975,954    $217,665,888  $326,332,963
Undistributed (Over-distribution of)
 net investment income                       (271,749)     (113,834)       (226,335)     (435,717)
Accumulated net realized gain (loss)
 from investments                             534,606       577,235       1,389,807       869,666
Net unrealized appreciation
 (depreciation) of investments              7,189,201     2,614,359       8,978,187    13,056,563
--------------------------------------------------------------------------------------------------
Net assets                               $163,622,713  $103,053,714    $227,807,547  $339,823,475
--------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
33

Statement of Operations (Unaudited)
Six Months Ended November 30, 2005

                                              Georgia    Louisiana North Carolina     Tennessee
-----------------------------------------------------------------------------------------------
Investment Income                        $ 4,014,708  $ 2,873,608     $ 5,553,741  $ 8,466,896
-----------------------------------------------------------------------------------------------
Expenses
Management fees                              438,668      311,668         615,505      910,817
12b-1 service fees - Class A                 115,432       85,038         176,628      275,327
12b-1 distribution and service fees -
 Class B                                      75,127       76,187          97,826       98,584
12b-1 distribution and service fees -
 Class C                                     106,677       52,676         112,460      172,206
Shareholders' servicing agent fees and
 expenses                                     40,077       24,521          49,950       76,449
Custodian's fees and expenses                 28,913       28,434          46,027       46,267
Trustees' fees and expenses                    1,727          891           1,542        3,071
Professional fees                              6,147        6,299           8,209       10,101
Shareholders' reports - printing and
 mailing expenses                             14,147        9,571          16,721       23,065
Federal and state registration fees            1,404        1,992           1,860        1,495
Other expenses                                 2,503        1,786           3,426        4,905
-----------------------------------------------------------------------------------------------
Total expenses before custodian fee
 credit                                      830,822      599,063       1,130,154    1,622,287
 Custodian fee credit                        (10,180)      (7,627)        (13,892)     (11,580)
-----------------------------------------------------------------------------------------------
Net expenses                                 820,642      591,436       1,116,262    1,610,707
-----------------------------------------------------------------------------------------------
Net investment income                      3,194,066    2,282,172       4,437,479    6,856,189
-----------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from
 investments                                 240,872      210,105         342,640      335,374
Net change in unrealized appreciation
 (depreciation) of investments            (4,052,858)  (3,822,138)     (4,764,216)  (7,450,521)
-----------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)   (3,811,986)  (3,612,033)     (4,421,576)  (7,115,147)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         $  (617,920) $(1,329,861)    $    15,903  $  (258,958)
-----------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
34

Statement of Changes in Net Assets (Unaudited)

                                                     Georgia                        Louisiana
                                         ------------------------------  ------------------------------
                                         Six Months Ended     Year Ended Six Months Ended     Year Ended
                                                 11/30/05        5/31/05         11/30/05        5/31/05
--------------------------------------------------------------------------------------------------------
Operations
Net investment income                        $  3,194,066  $  6,501,294      $  2,282,172  $  4,801,787
Net realized gain (loss) from
 investments                                      240,872       479,977           210,105     1,081,773
Net change in unrealized appreciation
 (depreciation) of investments                 (4,052,858)    6,430,042        (3,822,138)    3,095,714
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                 (617,920)   13,411,313        (1,329,861)    8,979,274
--------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                       (2,387,209)   (4,922,826)       (1,756,089)   (3,640,256)
 Class B                                         (269,174)     (612,136)         (270,357)     (650,371)
 Class C                                         (512,136)     (958,043)         (252,169)     (531,627)
 Class R                                          (78,499)     (142,013)           (6,224)      (12,376)
From accumulated net realized gains
 from investments:
 Class A                                               --            --                --            --
 Class B                                               --            --                --            --
 Class C                                               --            --                --            --
 Class R                                               --            --                --            --
--------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                 (3,247,018)   (6,635,018)       (2,284,839)   (4,834,630)
--------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                   12,950,010    17,840,348         5,748,517    12,978,064
Proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                  1,450,825     2,768,129           889,997     1,716,528
--------------------------------------------------------------------------------------------------------
                                               14,400,835    20,608,477         6,638,514    14,694,592
Cost of shares redeemed                        (9,788,663)  (21,428,595)      (18,665,315)  (14,815,384)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                   4,612,172      (820,118)      (12,026,801)     (120,792)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets             747,234     5,956,177       (15,641,501)    4,023,852
Net assets at the beginning of period         162,875,479   156,919,302       118,695,215   114,671,363
--------------------------------------------------------------------------------------------------------
Net assets at the end of period              $163,622,713  $162,875,479      $103,053,714  $118,695,215
--------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end of
 period                                      $   (271,749) $   (218,797)     $   (113,834) $   (111,167)
--------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
35

Statement of Changes in Net Assets (Unaudited)

                                                                            North Carolina
                                                                    ------------------------------
                                                                    Six Months Ended     Year Ended
                                                                            11/30/05        5/31/05
----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                   $  4,437,479  $  8,937,434
Net realized gain (loss) from investments                                    342,640     1,167,506
Net change in unrealized appreciation (depreciation) of investments       (4,764,216)    6,177,376
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                         15,903    16,282,316
----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                 (3,513,163)   (7,201,323)
  Class B                                                                   (328,057)     (733,443)
  Class C                                                                   (510,482)     (959,993)
  Class R                                                                    (65,096)     (134,741)
From accumulated net realized gains from investments:
  Class A                                                                         --       (21,693)
  Class B                                                                         --        (2,694)
  Class C                                                                         --        (3,281)
  Class R                                                                         --          (407)
----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                 (4,416,798)   (9,057,575)
----------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                              15,985,841    21,567,958
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                          2,372,506     4,446,725
----------------------------------------------------------------------------------------------------
                                                                          18,358,347    26,014,683
Cost of shares redeemed                                                  (12,698,608)  (23,881,632)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions         5,659,739     2,133,051
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                      1,258,844     9,357,792
Net assets at the beginning of period                                    226,548,703   217,190,911
----------------------------------------------------------------------------------------------------
Net assets at the end of period                                         $227,807,547  $226,548,703
----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the
 end of period                                                          $   (226,335) $   (247,016)
----------------------------------------------------------------------------------------------------

                                                                               Tennessee
                                                                    ------------------------------
                                                                    Six Months Ended     Year Ended
                                                                            11/30/05        5/31/05
---------------------------------------------------------------------------------------------------
Operations
Net investment income                                                   $  6,856,189  $ 13,976,484
Net realized gain (loss) from investments                                    335,374     1,096,842
Net change in unrealized appreciation (depreciation) of investments       (7,450,521)   11,082,936
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                       (258,958)   26,156,262
---------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                 (5,581,843)  (11,785,551)
  Class B                                                                   (344,440)     (768,508)
  Class C                                                                   (809,728)   (1,618,568)
  Class R                                                                    (53,725)      (94,688)
From accumulated net realized gains from investments:
  Class A                                                                         --      (515,139)
  Class B                                                                         --       (40,775)
  Class C                                                                         --       (80,370)
  Class R                                                                         --        (3,735)
---------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                 (6,789,736)  (14,907,334)
---------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                              14,706,797    27,414,643
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                          2,949,222     6,069,501
---------------------------------------------------------------------------------------------------
                                                                          17,656,019    33,484,144
Cost of shares redeemed                                                  (15,531,681)  (35,705,285)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions         2,124,338    (2,221,141)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                     (4,924,356)    9,027,787
Net assets at the beginning of period                                    344,747,831   335,720,044
---------------------------------------------------------------------------------------------------
Net assets at the end of period                                         $339,823,475  $344,747,831
---------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the
 end of period                                                          $   (435,717) $   (502,170)
---------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
36

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust III (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Georgia Municipal Bond Fund ("Georgia"), Nuveen Louisiana Municipal Bond Fund ("Louisiana"), Nuveen North Carolina Municipal Bond Fund ("North Carolina") and Nuveen Tennessee Municipal Bond Fund ("Tennessee") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2005, North Carolina had an outstanding when-issued purchase commitment of $444,641. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase.


----
37

Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds are authorized to invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended November 30, 2005, Tennessee invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are valued daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Georgia, Louisiana and North Carolina did not invest in any such instruments during the six months ended November 30, 2005.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


----
38

2. Fund Shares

Transactions in Fund shares were as follows:

                                             Georgia
                       --------------------------------------------------
                           Six Months Ended                                         Year Ended
                               11/30/05                                               5/31/05
                       ------------------------                              ------------------------
                            Shares        Amount                                  Shares        Amount
      ------------------------------------------------------------------------------------------------
      Shares
       sold:
       Class A            704,749  $  7,890,934                                 939,759  $ 10,485,533
       Class A
         -
         automatic
         conversion
         of
         Class
         B
         shares             8,887        99,913                                      --            --
       Class B             67,729       756,085                                  70,699       788,785
       Class C            333,325     3,728,914                                 537,057     5,967,180
       Class R             42,870       474,164                                  54,048       598,850
      Shares
       issued
       to
       shareholders
       due to
       reinvestment of
       distributions:
       Class A             98,971     1,110,317                                 190,644     2,114,691
       Class B              9,588       107,820                                  20,393       226,554
       Class C             16,182       180,998                                  29,321       324,636
       Class R              4,617        51,690                                   9,233       102,248
      ------------------------------------------------------------------------------------------------
                        1,286,918    14,400,835                               1,851,154    20,608,477
      ------------------------------------------------------------------------------------------------
      Shares
       redeemed:
       Class A           (591,678)   (6,624,871)                             (1,276,057)  (14,195,819)
       Class B           (166,780)   (1,871,532)                               (244,500)   (2,710,065)
       Class B
         -
         automatic
         conversion
         to
         Class
         A
         shares            (8,869)      (99,913)                                     --            --
       Class C           (103,784)   (1,159,437)                               (397,704)   (4,397,838)
       Class R             (2,925)      (32,910)                                (11,255)     (124,873)
      ------------------------------------------------------------------------------------------------
                         (874,036)   (9,788,663)                             (1,929,516)  (21,428,595)
      ------------------------------------------------------------------------------------------------
      Net
       increase
       (decrease)         412,882  $  4,612,172                                 (78,362) $   (820,118)
      ------------------------------------------------------------------------------------------------

                                            Louisiana
                       --------------------------------------------------
                           Six Months Ended                                         Year Ended
                               11/30/05                                               5/31/05
                       ------------------------                              ------------------------
                            Shares        Amount                                  Shares        Amount
      ------------------------------------------------------------------------------------------------
      Shares
       sold:
       Class A            375,818  $  4,289,499                                 894,714  $ 10,209,040
       Class A
         -
         automatic
         conversion
         of
         Class
         B
         shares            26,955       308,346                                   7,547        86,265
       Class B             13,093       149,912                                  24,597       279,296
       Class C             81,106       926,715                                 202,831     2,305,485
       Class R              6,434        74,045                                   8,589        97,978
      Shares
       issued
       to
       shareholders
       due to
       reinvestment of
       distributions:
       Class A             62,646       714,055                                 116,444     1,320,750
       Class B              7,599        86,592                                  18,243       206,672
       Class C              7,405        84,185                                  15,739       177,920
       Class R                449         5,165                                     981        11,186
      ------------------------------------------------------------------------------------------------
                          581,505     6,638,514                               1,289,685    14,694,592
      ------------------------------------------------------------------------------------------------
      Shares
       redeemed:
       Class A         (1,325,957)  (14,921,223)                               (743,496)   (8,412,603)
       Class B           (195,208)   (2,202,428)                               (265,886)   (3,004,774)
       Class B
         -
         automatic
         conversion
         to
         Class
         A
         shares           (26,978)     (308,346)                                 (7,554)      (86,265)
       Class C            (94,133)   (1,065,497)                               (290,682)   (3,286,527)
       Class R            (14,795)     (167,821)                                 (2,183)      (25,215)
      ------------------------------------------------------------------------------------------------
                       (1,657,071)  (18,665,315)                             (1,309,801)  (14,815,384)
      ------------------------------------------------------------------------------------------------
      Net
       increase
       (decrease)      (1,075,566) $(12,026,801)                                (20,116) $   (120,792)
      ------------------------------------------------------------------------------------------------


----
39

                                                                      North Carolina
                                                    --------------------------------------------------
                                                        Six Months Ended             Year Ended
                                                            11/30/05                   5/31/05
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              976,686  $ 10,379,743   1,487,460  $ 15,786,020
  Class A - automatic conversion of Class B shares      23,011       245,625       3,864        41,192
  Class B                                               51,775       552,511      99,759     1,051,834
  Class C                                              439,393     4,674,946     407,004     4,323,139
  Class R                                               12,444       133,016      34,516       365,773
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              184,260     1,962,305     343,405     3,628,302
  Class B                                               12,646       134,937      29,337       310,359
  Class C                                               22,762       242,348      41,214       435,273
  Class R                                                3,084        32,916       6,876        72,791
-------------------------------------------------------------------------------------------------------
                                                     1,726,061    18,358,347   2,453,435    26,014,683
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (943,794)   (9,986,973) (1,729,064)  (18,230,248)
  Class B                                             (104,048)   (1,111,095)   (185,232)   (1,960,284)
  Class B - automatic conversion to Class A shares     (22,974)     (245,625)     (3,857)      (41,192)
  Class C                                             (111,074)   (1,181,525)   (331,247)   (3,498,864)
  Class R                                              (16,218)     (173,390)    (14,114)     (151,044)
-------------------------------------------------------------------------------------------------------
                                                    (1,198,108)  (12,698,608) (2,263,514)  (23,881,632)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                                527,953  $  5,659,739     189,921  $  2,133,051
-------------------------------------------------------------------------------------------------------

                                                                         Tennessee
                                                    --------------------------------------------------
                                                        Six Months Ended             Year Ended
                                                            11/30/05                   5/31/05
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              789,264  $  9,035,708   1,701,099  $ 19,437,332
  Class A - automatic conversion of Class B shares      31,988       367,272      16,668       190,777
  Class B                                               37,818       434,529      91,275     1,044,667
  Class C                                              404,150     4,622,314     544,216     6,228,957
  Class R                                               21,468       246,974      44,842       512,910
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              214,317     2,457,712     444,886     5,061,530
  Class B                                               16,796       192,859      36,424       415,092
  Class C                                               24,031       275,575      46,991       534,850
  Class R                                                2,008        23,076       5,093        58,029
-------------------------------------------------------------------------------------------------------
                                                     1,541,840    17,656,019   2,931,494    33,484,144
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (1,099,758)  (12,581,936) (2,413,597)  (27,427,110)
  Class B                                              (65,684)     (751,178)   (252,434)   (2,873,075)
  Class B - automatic conversion to Class A shares     (31,957)     (367,272)    (16,639)     (190,777)
  Class C                                             (156,657)   (1,792,996)   (425,776)   (4,848,145)
  Class R                                               (3,371)      (38,299)    (32,015)     (366,178)
-------------------------------------------------------------------------------------------------------
                                                    (1,357,427)  (15,531,681) (3,140,461)  (35,705,285)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                                184,413  $  2,124,338    (208,967) $ (2,221,141)
-------------------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended
November 30, 2005, were as follows:

                             Georgia   Louisiana North Carolina   Tennessee
    -----------------------------------------------------------------------
    Purchases            $14,072,903 $ 5,522,940    $18,917,810 $19,527,733
    Sales and maturities   8,881,457  18,991,206      8,858,912  20,223,257
    -----------------------------------------------------------------------


----
40

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At November 30, 2005, the cost of investments was as follows:

                         Georgia   Louisiana North Carolina    Tennessee
------------------------------------------------------------------------
Cost of investments $155,069,058 $99,566,286   $217,765,945 $318,818,877
------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

                                                              Georgia   Louisiana North Carolina     Tennessee
--------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                            $7,776,693  $3,449,802      $9,513,646  $15,581,004
  Depreciation                                              (586,033)   (818,080)       (438,793)  (2,403,938)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments $7,190,660  $2,631,722      $9,074,853  $13,177,066
--------------------------------------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2005, the Funds' last fiscal year end, were as follows:

                                          Georgia  Louisiana North Carolina Tennessee
-------------------------------------------------------------------------------------
Undistributed net tax-exempt income*      $333,048  $235,446     $  405,241  $522,420
Undistributed net ordinary income**             --    14,893             --        --
Undistributed net long-term capital gains  293,734   367,130      1,047,166   534,292
-------------------------------------------------------------------------------------

*Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 9, 2005, paid on June 1, 2005.
**Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2005, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                  Georgia  Louisiana North Carolina   Tennessee
-----------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $6,633,594 $4,855,404     $9,036,501 $14,327,081
Distributions from net ordinary income**               --     13,213         19,926      59,166
Distributions from net long-term capital gains         --         --         28,075     627,162
-----------------------------------------------------------------------------------------------

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

5. Management Fee and Other Transactions with Affiliates

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Fund-Level Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .3500%
              For the next $125 million                    .3375
              For the next $250 million                    .3250
              For the next $500 million                    .3125
              For the next $1 billion                      .3000
              For the next $3 billion                      .2750
              For net assets over $5 billion               .2500
              ---------------------------------------------------


----
41

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of November 30, 2005, the complex-level fee rate was .1898%.

        Complex-Level Assets/(1)/                Complex-Level Fee Rate
        ----------------------------------------------------------------
        For the first $55 billion                                 .2000%
        For the next $1 billion                                   .1800
        For the next $1 billion                                   .1600
        For the next $3 billion                                   .1425
        For the next $3 billion                                   .1325
        For the next $3 billion                                   .1250
        For the next $5 billion                                   .1200
        For the next $5 billion                                   .1175
        For the next $15 billion                                  .1150
        For Managed Assets over $91 billion/(2)/                  .1400
        ----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended November 30, 2005, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                 Georgia Louisiana North Carolina Tennessee
     ----------------------------------------------------------------------
     Sales charges collected    $189,514   $65,189       $140,923  $195,834
     Paid to authorized dealers  161,291    57,928        117,092   167,341
     ----------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2005, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                             Georgia Louisiana North Carolina Tennessee
         --------------------------------------------------------------
         Commission advances $72,959   $27,253        $71,536   $65,182
         --------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2005, the Distributor retained such 12b-1 fees as follows:

                             Georgia Louisiana North Carolina Tennessee
         --------------------------------------------------------------
         12b-1 fees retained $81,019   $71,319       $100,456  $106,590
         --------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.


----
42

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2005, as follows:

                          Georgia Louisiana North Carolina Tennessee
            --------------------------------------------------------
            CDSC retained $26,375   $22,428        $20,612   $10,313
            --------------------------------------------------------

6. Announcement Regarding Parent Company of Adviser

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. Transactions (C) and (D) above were settled in late July, which effectively reduced St. Paul Travelers controlling stake in Nuveen and was deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which resulted in the automatic termination of each agreement under the 1940 Act. In anticipation of such deemed assignment, the Board of Trustees had approved new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders, which shareholder approval was received prior to the settlement of transactions (C) and (D). The new ongoing management agreements took effect upon such settlement.

7. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 27, 2005, to shareholders of record on December 9, 2005, as follows:

                             Georgia Louisiana North Carolina Tennessee
         --------------------------------------------------------------
         Dividend per share:
           Class A            $.0380    $.0390         $.0345    $.0375
           Class B             .0310     .0320          .0275     .0305
           Class C             .0330     .0340          .0295     .0325
           Class R             .0400     .0410          .0360     .0395
         --------------------------------------------------------------

The Funds also declared capital gain and/or net ordinary income distributions, which were paid on December 5, 2005, to shareholders of record on December 1, 2005, as follows:

                                            Georgia Louisiana North Carolina Tennessee
--------------------------------------------------------------------------------------
Capital gains distribution per share         $.0360    $.0754         $.0648    $.0232
Net ordinary income distribution per share*   .0001     .0030             --        --
--------------------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.


----
43

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations        Less Distributions
                     ---------------------------  -----------------------                     -----------------------------
                                                                                                          Before Credit/
                                                                                                          Reimbursement
GEORGIA                                                                                                ------------------
                                                                                                                    Ratio
                                                                                                                   of Net
                                                                                                                  Invest-
                                                                                                       Ratio of      ment
                                      Net                                                              Expenses    Income
           Beginning       Net  Realized/             Net                  Ending               Ending       to        to
                 Net   Invest- Unrealized         Invest-                     Net                  Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital          Asset     Total     Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)      (000)   Assets    Assets
----------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
  2006(e)     $11.31      $.23      $(.26) $(.03)   $(.23)   $  --  $(.23) $11.05      (.25)% $115,100      .85%*    4.06%*
  2005         10.84       .47        .48    .95     (.48)      --   (.48)  11.31      8.92    115,351      .86      4.23
  2004         11.34       .49       (.51)  (.02)    (.48)      --   (.48)  10.84      (.17)   112,106      .86      4.41
  2003         10.74       .49        .64   1.13     (.49)    (.04)  (.53)  11.34     10.78    118,307      .88      4.43
  2002         10.66       .52        .08    .60     (.52)      --   (.52)  10.74      5.71    113,054      .91      4.77
  2001         10.01       .53        .64   1.17     (.52)      --   (.52)  10.66     11.90    107,606      .94      5.04
Class B (2/97)
  2006(e)      11.34       .19       (.27)  (.08)    (.19)      --   (.19)  11.07      (.71)    15,297     1.60*     3.31*
  2005         10.86       .39        .49    .88     (.40)      --   (.40)  11.34      8.19     16,776     1.61      3.48
  2004         11.36       .41       (.51)  (.10)    (.40)      --   (.40)  10.86      (.92)    17,738     1.61      3.66
  2003         10.76       .41        .64   1.05     (.41)    (.04)  (.45)  11.36      9.92     20,425     1.63      3.68
  2002         10.67       .44        .09    .53     (.44)      --   (.44)  10.76      4.91     17,341     1.66      4.02
  2001         10.02       .45        .65   1.10     (.45)      --   (.45)  10.67     11.17     15,392     1.70      4.28
Class C (1/94)
  2006(e)      11.28       .20       (.26)  (.06)    (.20)      --   (.20)  11.02      (.52)    29,326     1.40*     3.51*
  2005         10.81       .41        .48    .89     (.42)      --   (.42)  11.28      8.36     27,257     1.41      3.68
  2004         11.31       .43       (.51)  (.08)    (.42)      --   (.42)  10.81      (.71)    24,293     1.41      3.86
  2003         10.73       .43        .62   1.05     (.43)    (.04)  (.47)  11.31     10.00     28,367     1.43      3.88
  2002         10.64       .46        .09    .55     (.46)      --   (.46)  10.73      5.24     25,016     1.46      4.22
  2001          9.99       .47        .64   1.11     (.46)      --   (.46)  10.64     11.29     19,497     1.49      4.49
Class R (2/97)
  2006(e)      11.29       .24       (.27)  (.03)    (.24)      --   (.24)  11.02      (.24)     3,900      .65*     4.27*
  2005         10.81       .49        .49    .98     (.50)      --   (.50)  11.29      9.24      3,491      .66      4.42
  2004         11.31       .51       (.51)    --     (.50)      --   (.50)  10.81      (.01)     2,782      .66      4.61
  2003         10.71       .51        .64   1.15     (.51)    (.04)  (.55)  11.31     10.99      3,054      .68      4.63
  2002         10.63       .52        .10    .62     (.54)      --   (.54)  10.71      5.91      2,788      .72      4.92
  2001          9.98       .55        .64   1.19     (.54)      --   (.54)  10.63     12.13      1,119      .76      5.22
----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                  After            After Credit/
             Reimbursement(c)     Reimbursement(d)
GEORGIA    ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (3/86)
  2006(e)       .85%*    4.06%*      .84%*    4.08%*         6%
  2005          .86      4.23        .85      4.24          10
  2004          .86      4.41        .85      4.41          19
  2003          .88      4.43        .87      4.44          15
  2002          .91      4.77        .89      4.79          41
  2001          .94      5.04        .94      5.04          14
Class B (2/97)
  2006(e)      1.60*     3.31*      1.59*     3.33*          6
  2005         1.61      3.48       1.60      3.49          10
  2004         1.61      3.66       1.60      3.66          19
  2003         1.63      3.68       1.62      3.70          15
  2002         1.66      4.02       1.64      4.03          41
  2001         1.70      4.28       1.69      4.28          14
Class C (1/94)
  2006(e)      1.40*     3.51*      1.39*     3.53*          6
  2005         1.41      3.68       1.40      3.68          10
  2004         1.41      3.86       1.40      3.86          19
  2003         1.43      3.88       1.42      3.89          15
  2002         1.46      4.22       1.45      4.23          41
  2001         1.49      4.49       1.49      4.49          14
Class R (2/97)
  2006(e)       .65*     4.27*       .64*     4.28*          6
  2005          .66      4.42        .65      4.43          10
  2004          .66      4.61        .65      4.61          19
  2003          .68      4.63        .67      4.65          15
  2002          .72      4.92        .71      4.93          41
  2001          .76      5.22        .75      5.22          14
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2005.

                                See accompanying notes to financial statements.

----
44

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations       Less Distributions
                     ---------------------------  ----------------------                     ----------------------------
                                                                                                        Before Credit/
                                                                                                        Reimbursement
LOUISIANA                                                                                            ------------------
                                                                                                                  Ratio
                                                                                                                 of Net
                                                                                                                Invest-
                                                                                                     Ratio of      ment
                                      Net                                                            Expenses    Income
           Beginning       Net  Realized/             Net                 Ending              Ending       to        to
                 Net   Invest- Unrealized         Invest-                    Net                 Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital         Asset     Total    Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)     (000)   Assets    Assets
--------------------------------------------------------------------------------------------------------------------------
Class A (9/89)
  2006(e)     $11.52      $.23      $(.35) $(.12)   $(.23)    $ -- $(.23) $11.17     (1.02)% $75,068      .87%*    4.11%*
  2005         11.11       .49        .41    .90     (.49)      --  (.49)  11.52      8.28    87,348      .86      4.31
  2004         11.76       .51       (.66)  (.15)    (.50)      --  (.50)  11.11     (1.25)   81,164      .87      4.43
  2003         11.15       .52        .62   1.14     (.53)      --  (.53)  11.76     10.45    94,545      .87      4.54
  2002         11.06       .54        .09    .63     (.54)      --  (.54)  11.15      5.78    89,435      .87      4.82
  2001         10.27       .55        .78   1.33     (.54)      --  (.54)  11.06     13.20    84,424      .88      5.07
Class B (2/97)
  2006(e)      11.51       .19       (.35)  (.16)    (.19)      --  (.19)  11.16     (1.39)   14,283     1.62*     3.36*
  2005         11.10       .41        .41    .82     (.41)      --  (.41)  11.51      7.49    17,053     1.61      3.56
  2004         11.75       .42       (.65)  (.23)    (.42)      --  (.42)  11.10     (2.06)   19,004     1.62      3.68
  2003         11.14       .43        .62   1.05     (.44)      --  (.44)  11.75      9.74    23,169     1.62      3.79
  2002         11.05       .46        .09    .55     (.46)      --  (.46)  11.14      5.00    22,011     1.62      4.07
  2001         10.27       .47        .78   1.25     (.47)      --  (.47)  11.05     12.29    20,753     1.63      4.32
Class C (2/94)
  2006(e)      11.49       .20       (.35)  (.15)    (.20)      --  (.20)  11.14     (1.28)   13,492     1.42*     3.56*
  2005         11.08       .43        .41    .84     (.43)      --  (.43)  11.49      7.73    13,985     1.41      3.76
  2004         11.74       .44       (.66)  (.22)    (.44)      --  (.44)  11.08     (1.86)   14,287     1.42      3.88
  2003         11.13       .46        .62   1.08     (.47)      --  (.47)  11.74      9.89    18,868     1.42      3.99
  2002         11.04       .48        .09    .57     (.48)      --  (.48)  11.13      5.22    20,909     1.42      4.27
  2001         10.26       .49        .77   1.26     (.48)      --  (.48)  11.04     12.49    19,887     1.43      4.52
Class R (2/97)
  2006(e)      11.58       .25       (.36)  (.11)    (.25)      --  (.25)  11.22     (1.00)      211      .67*     4.31*
  2005         11.16       .51        .43    .94     (.52)      --  (.52)  11.58      8.56       309      .66      4.50
  2004         11.82       .53       (.66)  (.13)    (.53)      --  (.53)  11.16     (1.12)      215      .67      4.63
  2003         11.16       .54        .67   1.21     (.55)      --  (.55)  11.82     11.12       138      .67      4.73
  2002         11.06       .57        .09    .66     (.56)      --  (.56)  11.16      6.09        65      .68      5.07
  2001         10.27       .57        .79   1.36     (.57)      --  (.57)  11.06     13.42       656      .69      5.28
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                  After            After Credit/
             Reimbursement(c)     Reimbursement(d)
LOUISIANA  ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (9/89)
  2006(e)       .87%*    4.11%*      .85%*    4.12%*         5%
  2005          .86      4.31        .85      4.32          22
  2004          .87      4.43        .86      4.44          12
  2003          .87      4.54        .86      4.55          11
  2002          .87      4.82        .86      4.83          13
  2001          .88      5.07        .87      5.08          18
Class B (2/97)
  2006(e)      1.62*     3.36*      1.60*     3.38*          5
  2005         1.61      3.56       1.60      3.57          22
  2004         1.62      3.68       1.61      3.69          12
  2003         1.62      3.79       1.61      3.80          11
  2002         1.62      4.07       1.61      4.08          13
  2001         1.63      4.32       1.62      4.33          18
Class C (2/94)
  2006(e)      1.42*     3.56*      1.40*     3.58*          5
  2005         1.41      3.76       1.40      3.77          22
  2004         1.42      3.88       1.41      3.89          12
  2003         1.42      3.99       1.41      4.00          11
  2002         1.42      4.27       1.41      4.28          13
  2001         1.43      4.52       1.42      4.53          18
Class R (2/97)
  2006(e)       .67*     4.31*       .65*     4.32*          5
  2005          .66      4.50        .65      4.51          22
  2004          .67      4.63        .66      4.63          12
  2003          .67      4.73        .66      4.74          11
  2002          .68      5.07        .67      5.08          13
  2001          .69      5.28        .68      5.29          18
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2005.

                                See accompanying notes to financial statements.

----
45

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                            Investment Operations       Less Distributions
                         ---------------------------  ----------------------                    -----------------------------
                                                                                                            Before Credit/
                                                                                                            Reimbursement
NORTH CAROLINA                                                                                           ------------------
                                                                                                                      Ratio
                                                                                                                     of Net
                                                                                                                    Invest-
                                                                                                         Ratio of      ment
                                          Net                                                            Expenses    Income
               Beginning       Net  Realized/             Net                 Ending              Ending       to        to
                     Net   Invest- Unrealized         Invest-                    Net                 Net  Average   Average
Year Ended         Asset      ment       Gain            ment  Capital         Asset     Total    Assets      Net       Net
May 31,            Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)     (000)   Assets    Assets
------------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
  2006(e)         $10.72      $.21      $(.21) $  --    $(.21)     $-- $(.21) $10.51       .02% $173,729      .85%*    3.98%*
  2005             10.37       .44        .36    .80     (.45)      --  (.45)  10.72      7.83   174,515      .85      4.17
  2004             10.86       .46       (.49)  (.03)    (.46)      --  (.46)  10.37      (.31)  167,738      .86      4.30
  2003             10.24       .46        .62   1.08     (.46)      --  (.46)  10.86     10.82   175,654      .86      4.37
  2002             10.15       .48        .10    .58     (.49)      --  (.49)  10.24      5.81   162,422      .90      4.71
  2001              9.49       .50        .66   1.16     (.50)      --  (.50)  10.15     12.41   160,578      .95      4.96
Class B (2/97)
  2006(e)          10.73       .17       (.20)  (.03)    (.17)      --  (.17)  10.53      (.28)   20,090     1.60*     3.23*
  2005             10.38       .36        .36    .72     (.37)      --  (.37)  10.73      7.00    21,146     1.60      3.42
  2004             10.88       .38       (.50)  (.12)    (.38)      --  (.38)  10.38     (1.13)   21,075     1.61      3.55
  2003             10.26       .38        .63   1.01     (.39)      --  (.39)  10.88      9.99    25,027     1.61      3.62
  2002             10.16       .41        .10    .51     (.41)      --  (.41)  10.26      5.11    21,404     1.66      3.96
  2001              9.51       .42        .66   1.08     (.43)      --  (.43)  10.16     11.46    16,626     1.70      4.20
Class C (10/93)
  2006(e)          10.71       .18       (.20)  (.02)    (.18)      --  (.18)  10.51      (.17)   30,865     1.40*     3.43*
  2005             10.36       .38        .36    .74     (.39)      --  (.39)  10.71      7.23    27,698     1.40      3.62
  2004             10.85       .40       (.49)  (.09)    (.40)      --  (.40)  10.36      (.88)   25,576     1.41      3.75
  2003             10.23       .40        .62   1.02     (.40)      --  (.40)  10.85     10.21    26,876     1.41      3.82
  2002             10.14       .43        .09    .52     (.43)      --  (.43)  10.23      5.20    22,077     1.46      4.16
  2001              9.48       .44        .66   1.10     (.44)      --  (.44)  10.14     11.80    18,238     1.50      4.41
Class R (2/97)
  2006(e)          10.74       .22       (.20)   .02     (.22)      --  (.22)  10.54       .19     3,123      .65*     4.18*
  2005             10.38       .46        .37    .83     (.47)      --  (.47)  10.74      8.11     3,191      .65      4.36
  2004             10.87       .48       (.50)  (.02)    (.47)      --  (.47)  10.38      (.14)    2,802      .66      4.50
  2003             10.25       .48        .62   1.10     (.48)      --  (.48)  10.87     11.00     2,453      .66      4.57
  2002             10.16       .50        .10    .60     (.51)      --  (.51)  10.25      5.99     1,691      .70      4.90
  2001              9.50       .52        .66   1.18     (.52)      --  (.52)  10.16     12.60     1,658      .75      5.16
------------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
               Ratios/Supplemental Data
               ----------------------------------------------------
                      After            After Credit/
                 Reimbursement(c)     Reimbursement(d)
NORTH CAROLINA ------------------   ------------------
                            Ratio                Ratio
                           of Net               of Net
                          Invest-              Invest-
               Ratio of      ment   Ratio of      ment
               Expenses    Income   Expenses    Income
                     to        to         to        to
                Average   Average    Average   Average   Portfolio
Year Ended          Net       Net        Net       Net    Turnover
May 31,          Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------
Class A (3/86)
  2006(e)           .85%*    3.98%*      .83%*    3.99%*         4%
  2005              .85      4.17        .84      4.18          18
  2004              .86      4.30        .85      4.31          16
  2003              .86      4.37        .85      4.38          17
  2002              .90      4.71        .90      4.71          15
  2001              .95      4.96        .94      4.97          12
Class B (2/97)
  2006(e)          1.60*     3.23*      1.58*     3.24*          4
  2005             1.60      3.42       1.59      3.43          18
  2004             1.61      3.55       1.60      3.56          16
  2003             1.61      3.62       1.60      3.63          17
  2002             1.66      3.96       1.65      3.96          15
  2001             1.70      4.20       1.69      4.21          12
Class C (10/93)
  2006(e)          1.40*     3.43*      1.38*     3.44*          4
  2005             1.40      3.62       1.39      3.62          18
  2004             1.41      3.75       1.40      3.76          16
  2003             1.41      3.82       1.40      3.83          17
  2002             1.46      4.16       1.45      4.16          15
  2001             1.50      4.41       1.49      4.42          12
Class R (2/97)
  2006(e)           .65*     4.18*       .63*     4.19*          4
  2005              .65      4.36        .64      4.37          18
  2004              .66      4.50        .65      4.51          16
  2003              .66      4.57        .65      4.58          17
  2002              .70      4.90        .70      4.91          15
  2001              .75      5.16        .74      5.17          12
-------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2005.

                                See accompanying notes to financial statements.

----
46

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations        Less Distributions
                     ---------------------------  -----------------------                     -----------------------------
                                                                                                          Before Credit/
                                                                                                          Reimbursement
TENNESSEE                                                                                              ------------------
                                                                                                                    Ratio
                                                                                                                   of Net
                                                                                                                  Invest-
                                                                                                       Ratio of      ment
                                      Net                                                              Expenses    Income
           Beginning       Net  Realized/             Net                   Ending              Ending       to        to
                 Net   Invest- Unrealized         Invest-                      Net                 Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital           Asset     Total    Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains   Total   Value Return(b)     (000)   Assets    Assets
----------------------------------------------------------------------------------------------------------------------------
Class A (11/87)
  2006(e)     $11.53      $.24      $(.24) $  --    $(.23)   $  --  $(.23) $11.30        .02% $270,263      .82%*    4.09%*
  2005         11.15       .48        .41    .89     (.49)    (.02)  (.51)  11.53       8.18   276,606      .83      4.24
  2004         11.71       .51       (.55)  (.04)    (.52)      --   (.52)  11.15       (.33)  270,281      .84      4.48
  2003         11.06       .53        .67   1.20     (.54)    (.01)  (.55)  11.71      11.09   280,171      .84      4.69
  2002         10.93       .55        .13    .68     (.55)      --   (.55)  11.06       6.35   267,498      .85      4.99
  2001         10.34       .56        .58   1.14     (.55)      --   (.55)  10.93      11.18   250,583      .88      5.17
Class B (2/97)
  2006(e)      11.54       .19       (.23)  (.04)    (.19)      --   (.19)  11.31       (.35)   20,052     1.58*     3.34*
  2005         11.16       .40        .41    .81     (.41)    (.02)  (.43)  11.54       7.38    20,966     1.58      3.50
  2004         11.72       .43       (.56)  (.13)    (.43)      --   (.43)  11.16      (1.06)   21,854     1.59      3.73
  2003         11.07       .45        .67   1.12     (.46)    (.01)  (.47)  11.72      10.27    22,843     1.59      3.94
  2002         10.94       .47        .13    .60     (.47)      --   (.47)  11.07       5.54    19,320     1.60      4.23
  2001         10.35       .48        .58   1.06     (.47)      --   (.47)  10.94      10.36    14,861     1.63      4.41
Class C (10/93)
  2006(e)      11.53       .20       (.23)  (.03)    (.20)      --   (.20)  11.30       (.25)   46,935     1.37*     3.54*
  2005         11.15       .42        .41    .83     (.43)    (.02)  (.45)  11.53       7.61    44,782     1.38      3.69
  2004         11.71       .45       (.55)  (.10)    (.46)      --   (.46)  11.15       (.86)   41,469     1.39      3.93
  2003         11.06       .47        .67   1.14     (.48)    (.01)  (.49)  11.71      10.47    42,825     1.39      4.13
  2002         10.94       .49        .12    .61     (.49)      --   (.49)  11.06       5.68    28,650     1.40      4.43
  2001         10.34       .50        .59   1.09     (.49)      --   (.49)  10.94      10.67    23,118     1.43      4.61
Class R (2/97)
  2006(e)      11.53       .25       (.24)   .01     (.24)      --   (.24)  11.30        .12     2,573      .62*     4.29*
  2005         11.15       .51        .41    .92     (.52)    (.02)  (.54)  11.53       8.39     2,395      .63      4.44
  2004         11.71       .53       (.55)  (.02)    (.54)      --   (.54)  11.15       (.12)    2,116      .64      4.68
  2003         11.06       .55        .67   1.22     (.56)    (.01)  (.57)  11.71      11.27     1,221      .64      4.88
  2002         10.93       .57        .13    .70     (.57)      --   (.57)  11.06       6.52       717      .65      5.18
  2001         10.33       .58        .59   1.17     (.57)      --   (.57)  10.93      11.48       636      .68      5.36
----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                  After            After Credit/
             Reimbursement(c)     Reimbursement(d)
TENNESSEE  ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (11/87)
  2006(e)       .82%*    4.09%*      .82%*    4.10%*         6%
  2005          .83      4.24        .83      4.25           9
  2004          .84      4.48        .83      4.49          20
  2003          .84      4.69        .84      4.70          13
  2002          .85      4.99        .84      5.00          20
  2001          .88      5.17        .85      5.19          12
Class B (2/97)
  2006(e)      1.58*     3.34*      1.57*     3.35*          6
  2005         1.58      3.50       1.58      3.50           9
  2004         1.59      3.73       1.58      3.74          20
  2003         1.59      3.94       1.59      3.95          13
  2002         1.60      4.23       1.59      4.24          20
  2001         1.63      4.41       1.60      4.44          12
Class C (10/93)
  2006(e)      1.37*     3.54*      1.37*     3.55*          6
  2005         1.38      3.69       1.38      3.70           9
  2004         1.39      3.93       1.38      3.93          20
  2003         1.39      4.13       1.39      4.14          13
  2002         1.40      4.43       1.39      4.44          20
  2001         1.43      4.61       1.40      4.64          12
Class R (2/97)
  2006(e)       .62*     4.29*       .62*     4.30*          6
  2005          .63      4.44        .63      4.45           9
  2004          .64      4.68        .63      4.68          20
  2003          .64      4.88        .64      4.88          13
  2002          .65      5.18        .64      5.20          20
  2001          .68      5.36        .65      5.39          12
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2005.

                                See accompanying notes to financial statements.

----
47

                                     Notes

--------------------------------------------------------------------------------
48

--------------------------------------------------------------------------------
  Fund Information
================================================================================


  Fund Manager            Legal Counsel              Transfer Agent and
  Nuveen Asset Management Chapman and Cutler LLP     Shareholder Services
  333 West Wacker Drive   Chicago, IL                Boston Financial
  Chicago, IL 60606                                  Data Services Company
                          Independent Registered     Nuveen Investor Services
                          Public Accounting Firm     P.O. Box 8530
                          PricewaterhouseCoopers LLP Boston, MA 02266-8530
                          Chicago, IL                (800) 257-8787

                          Custodian
                          State Street Bank & Trust
                          Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Average Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's (or bond fund's) value to changes when market interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund's NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.




================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
49

[PHOTO]



                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf



    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $136 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] Nuveen Investments

MSA-MS5-1105D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

See Portfolio of Investments in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date February 3, 2006
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date February 3, 2006
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date February 3, 2006
     ----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.